   As filed with the Securities and Exchange Commission on June 28, 2000

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                            [_]

            File No. 2-78736

            Pre-Effective Amendment No.---                      [_]

            Post-Effective Amendment No. 20                     [X]
                                        ---

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [_]

            File No. 811-3531

            Amendment No. 21                                    [X]
                         ---

                    Nuveen Municipal Money Market Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago, Illinois          60606
    (Address of Principal Executive Offices)        (Zip Code)


       Registrant's Telephone Number, Including Area Code: (312) 917-7700

       Gifford R. Zimmerman, Esq.--Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing         [_] on (date) pursuant to paragraph (a)(1)
    pursuant to paragraph (b)

[_] on (date) pursuant              [_] 75 days after filing pursuant
    to paragraph (b)                    to paragraph (a)(2)

[_] 60 days after filing            [_] on (date) pursuant to paragraph
    pursuant to paragraph (a)(1)        (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 20

                                       TO

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                FILE NO. 2-78736

                                      AND

                             AMENDMENT NO. 21

                                       TO

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-3531

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Table of Contents

                 Part A--The Prospectus

                 Part B--The Statement of Additional Information

                 Copy of Annual Report to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C--Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                               PART A--PROSPECTUS

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                  NUVEEN
                                                                     Investments

Municipal
Money Market
Funds

                           PROSPECTUS  JUNE 28, 2000

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

                             [PHOTO APPEARS HERE]

California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund
Municipal Money Market Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment
Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information


Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                  1
-------------------------------------------------------------------------------

Nuveen California Tax-Exempt Money Market Fund                                2
-------------------------------------------------------------------------------

Nuveen New York Tax-Exempt Money Market Fund                                  4
-------------------------------------------------------------------------------

Nuveen Municipal Money Market Fund                                            6
-------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         8
-------------------------------------------------------------------------------

What Securities We Invest In                                                  8
-------------------------------------------------------------------------------

How We Select Investments                                                    10
-------------------------------------------------------------------------------

What the Risks Are and How We Manage Them                                    10
-------------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into and out of your account.

How to Buy Shares                                                            12
-------------------------------------------------------------------------------

Systematic Investing                                                         13
-------------------------------------------------------------------------------

Special Services                                                             13
-------------------------------------------------------------------------------

How to Sell Shares                                                           14
-------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                           16
-------------------------------------------------------------------------------

Service Plan                                                                 17
-------------------------------------------------------------------------------

Net Asset Value                                                              18
-------------------------------------------------------------------------------

Fund Service Providers                                                       18
-------------------------------------------------------------------------------

Section 5  Financial Highlights

This section provides the funds' financial performance for the past five
years.                                                                       19
-------------------------------------------------------------------------------

Appendix  Additional State Information                                       22
-------------------------------------------------------------------------------

                                                              June 28, 2000

Section 1  The Funds

               Nuveen California Tax-Exempt Money Market Fund
               Nuveen New York Tax-Exempt Money Market Fund
               Nuveen Municipal Money Market Fund

--------------------------------------------------------------------------------
Introduction
--------------------------------------------------------------------------------

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.



NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                         Section 1  The Funds  1

Nuveen California Tax-Exempt
Money Market Fund

-------------------------------------------------------------------------------
Fund Overview
-------------------------------------------------------------------------------

Investment Objective

The fund's investment objective is to provide as high a level of current income exempt from both regular federal and California personal income taxes as is consistent with the stability of principal and the maintenance of liquidity.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in high quality, California tax-exempt money market instruments that the fund's investment adviser believes present minimal credit risks. The adviser selects money market instruments based on its assessment of current market interest rates and its market outlook. The adviser seeks to identify money market instruments with favorable characteristics the adviser believes are not yet recognized by the market.

What are the Risks of Investing in the Fund?

While the fund invests in securities its investment adviser believes present minimal credit and interest rate risks, the fund is not risk free. The value of the fund's investments may be adversely affected by changes in prevailing interest rates, an issuer's credit quality or California's economy. The fund's investment policies are designed to mitigate these risks and maintain a constant price per share of $1.00, but there can be no guarantee of this. Like any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not FDIC or government insured, or a bank deposit.

Is This Fund Right for You?

The fund may be appropriate for you if you seek to:

  . Earn regular income on your cash reserves with check-writing privileges;

  . Maintain stability of principal;

  . Make gradual transfers into stock or bond funds; or

  . Lower the overall risk of your investment portfolio.

You should not invest in this fund if you seek to pursue long-term growth of principal.

-------------------------------------------------------------------------------
How the Fund Has Performed
-------------------------------------------------------------------------------

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns

                           [BAR CHART APPEARS HERE]

Year    Annual Returns*
----    ---------------
1990         5.39%
1991         4.09%
1992         2.44%
1993         1.96%
1994         2.38%
1995         3.44%
1996         2.99%
1997         3.15%
1998         2.97%
1999         2.64%

*The year-to-date return as of March 31, 2000 was .63%.

During the last ten years ended December 31, 1999, the highest and lowest quarterly returns were 1.36% and .45%, respectively, for the quarters ended June 30, 1990 and March 31, 1993.

                        Average Annual Total Returns for
                       the Periods Ended December 31, 1999
                       -----------------------------------
                           1 Year    5 Year    10 Year
                       -----------------------------------
Nuveen California Tax-
 Exempt Money
 Market Fund                2.64%     3.04%     3.14%
----------------------------------------------------------
Lipper Index/1/             2.52%     3.03%     3.14%

Based on the seven-day period ended December 31, 1999, the fund's yield was 3.58%, and the taxable equivalent yield (using the maximum combined federal and California income tax rate of 45.0%) was 6.51%. For the fund's current yields, please call Nuveen at (800) 257-8787.

2  Section 1  The Funds

--------------------------------------------------------------------------------
What are the Costs of Investing?
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses
Paid Directly From Your Investment
---------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                                   None
---------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                        None
---------------------------------------------------
Exchange Fees                                  None
---------------------------------------------------

Annual Fund Operating Expenses/2/
Paid From Fund Assets

Management Fees                                 .40%
----------------------------------------------------
12b-1 Distribution and Service Fees/2/          .25%
----------------------------------------------------
Other Expenses                                  .35%
====================================================
Total Annual Fund Operating Expenses--Gross+   1.00%
----------------------------------------------------


  + After Expense Reimbursements
    Expense Reimbursements                     (.35%)
    Total Annual Fund Operating Expenses--Net   .65%

  The adviser undertook to reimburse expenses through December 31, 1999 in an amount necessary to limit total operating expenses to 55%. The adviser currently is reimbursing expenses at a lower rate, but may modify or discontinue this at any time. Net operating expenses are likely to be higher in the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated, and then redeem all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.


1 Year                                      $   102
---------------------------------------------------
3 Years                                     $   318
---------------------------------------------------
5 Years                                     $   552
---------------------------------------------------
10 Years                                    $ 1,225
---------------------------------------------------


--------------------------------------------------------------------------------
How the Fund Is Invested (as of 02/29/00)
--------------------------------------------------------------------------------

Portfolio Statistics

Weighted Average Maturity (Days)                 32
---------------------------------------------------

Credit Quality/3/

Standard & Poor's       Moody's
SP-1+, SP-1, A-1+, A-1  VMIG-1, MIG-1, P-1       88%
----------------------------------------------------
A-2                     VMIG-2, MIG-2, P-2        2%
----------------------------------------------------
N/R                     NR                       10%
----------------------------------------------------

Sector Diversification (Top 5)

Tax Obligation/General                           18%
----------------------------------------------------
Healthcare                                       14%
----------------------------------------------------
Utilities                                        14%
----------------------------------------------------
Tax Obligation/Limited                           13%
----------------------------------------------------
Housing/Multifamily                              12%


1. Lipper Index returns reflect the performance of funds in the Lipper California Tax-Exempt Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charge.

2. Annual Fund Operating Expenses have been restated to reflect current fees payable under the 12b-1 Plan.

3.  Ratings: Using the higher of Standard & Poor's or Moody's rating.



                                                         Section 1  The Funds  3

Nuveen New York Tax-Exempt Money Market Fund

Fund Overview

Investment Objective

The fund's investment objective is to provide as high a level of current income exempt from both regular federal and New York personal income taxes as is consistent with the stability of principal and the maintenance of liquidity.

How the Fund Pursues Its Objective

The Fund invests substantially all of its assets in high quality New York tax-exempt money market instruments that the fund's investment adviser believes present minimal credit risks. The adviser selects money market instruments based on its assessment of current market interest rates and its market outlook. The adviser seeks to identify money market instruments with favorable characteristics the adviser believes are not yet recognized by the market.

What are the Risks of Investing in the Fund?

While the fund invests in securities its investment adviser believes present minimal credit and interest rate risks, the fund is not risk free. The value of the fund's investments may be adversely affected by changes in prevailing interest rates, an issuer's credit quality or New York's economy. The fund's investment policies are designed to mitigate these risks and maintain a constant price per share of $1.00, but there can be no guarantee of this. Like any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not FDIC or government insured, or a bank deposit.

Is This Fund Right for You?

The fund may be appropriate for you if you seek to:

  .Earn monthly tax-free income on your cash reserves with check-writing privileges;

  .Maintain stability of principal;

  .Make gradual transfers into stock or bond funds; or

  .Lower the overall risk of your investment portfolio.

You should not invest in this fund if you seek to pursue long-term growth of principal.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns

                           [BAR CHART APPEARS HERE]

                     Annual Returns*
               1990                   5.19%
               1991                   3.92%
               1992                   2.23%
               1993                   1.62%
               1994                   2.17%
               1995                   3.45%
               1996                   2.92%
               1997                   3.15%
               1998                   2.87%
               1999                   2.68%

* The year-to-date return as of March 31, 2000 was .70%.

During the last ten years ended December 31, 1999, the highest and lowest quarterly returns were 1.30% and .34%, respectively, for the quarters ended June 30, 1990 and March 31, 1993.

                              Average Annual Total Returns for
                             the Periods Ended December 31, 1999
                             -----------------------------------
                             1 Year        5 Year        10 Year
                             -----------------------------------
Nuveen New York
  Tax-Exempt Money
  Market Fund                 2.68%         3.01%          3.02%
----------------------------------------------------------------

Lipper Index/1/               2.62%         2.95%          3.05%

Based on the seven-day period ended December 31, 1999, the fund's yield was 3.95%, and the taxable equivalent yield (using the maximum combined federal and New York income tax rate of 43.5%) was 6.99%. For the fund's current yields, please call Nuveen at (800) 257-8787.


4  Section 1  The Funds

--------------------------------------------------------------------------------
What are the Costs of Investing?
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses
Paid Directly From Your Investment

------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                                      None
------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                           None
------------------------------------------------------
Exchange Fees                                     None
------------------------------------------------------

Annual Fund Operating Expenses/2/
Paid From Fund Assets

------------------------------------------------------
Management Fees                                   .40%
------------------------------------------------------
12b-1 Distribution and Service Fees/2/            .25%
------------------------------------------------------
Other Expenses                                    .31%
------------------------------------------------------
Total Annual Fund Operating Expenses--Gross+      .96%
------------------------------------------------------

  + After Expense Reimbursements
    Expense Reimbursements                      (.32%)
    Total Annual Fund Operating Expenses--Net    .64%

The adviser undertook to reimburse expenses through December 31, 1999 in an amount necessary to limit total operating expenses to .55%. The adviser currently is reimbursing expenses at a lower rate, but may modify or discontinue this at any time. Net operating expenses are likely to be higher in the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated, and then redeem all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

-------------------------------------------------------------
1 Year                                                 $   98
-------------------------------------------------------------
3 Years                                                $  306
-------------------------------------------------------------
5 Years                                                $  531
-------------------------------------------------------------
10 Years                                               $1,178
-------------------------------------------------------------


--------------------------------------------------------------------------------
How the Fund Is Invested (as of 02/29/00)
--------------------------------------------------------------------------------

Portfolio Statistics
Weighted Average Maturity (Days)                           29
-------------------------------------------------------------


Credit Quality/3/

Standard & Poor's                 Moody's


SP-1+, SP-1, A-1+, A-1            VMIG-1, MIG-1, P-1      82%
-------------------------------------------------------------
A-2                               VMIG-2, MIG-2, P-2       9%
-------------------------------------------------------------
N/R                               N/R                      9%
-------------------------------------------------------------


Sector Diversification  (Top 5)
-------------------------------------------------------------
Tax Obligation/General                                   30%
-------------------------------------------------------------
Education and Civic Organizations                        17%
-------------------------------------------------------------
Housing/Multifamily                                      15%
-------------------------------------------------------------
Transportation                                            9%
-------------------------------------------------------------
Utilities                                                 9%
-------------------------------------------------------------

1. Lipper Index returns reflect the performance of mutual funds in the Lipper New York Tax-Exempt Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

2. Annual Fund Operating Expenses have been restated to reflect current fees payable under the 12b-1 Plan.

3. Ratings: Using the higher of Standard & Poor's or Moody's rating.



                                                         Section 1  The Funds  5

                      Nuveen Municipal Money Market Fund


Fund Overview

Investment Objective

The fund's investment objective is to provide as high a level of current income exempt from regular federal income taxes as is consistent with the stability of principal and the maintenance of liquidity.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in a diversified portfolio of high quality municipal money market instruments that the fund's investment adviser believes present minimal credit risks. The adviser selects money market instruments based on its assessment of current market interest rates and its market outlook. The adviser seeks to identify money market instruments with favorable characteristics the adviser believes are not yet recognized by the market.

What are the Risks of Investing in the Fund?

While the fund invests in securities its investment adviser believes present minimal credit and interest rate risks, the fund is not risk free. The value of the fund's investments may be adversely affected by changes in prevailing interest rates or an issuer's credit quality. The fund's investment policies are designed to mitigate these risks and maintain a constant price per share of $1.00, but there can be no guarantee of this. Like any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not FDIC or government insured, or a bank deposit.

Is This Fund Right for You?

The fund may be appropriate for you if you seek to:

 . Earn monthly tax-free income on your cash reserves with check-writing privileges;

 . Maintain stability of principal;

 . Make gradual transfers into stock or bond funds; or

 . Lower the overall risk of your investment portfolio.


You should not invest in this fund if you seek to pursue long-term growth of principal.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns

Annual Returns*
[BAR CHART APPEARS HERE]
1990     5.57%
1991     4.23%
1992     2.55%
1993     1.88%
1994     2.27%
1995     3.32%
1996     2.92%
1997     3.06%
1998     2.96%
1999     2.78%

*The year-to-date return as of March 31, 2000 was .72%.

During the last ten years ended December 31, 1999, the highest and lowest quarterly returns were 1.40% and .44%, respectively, for the quarters ended December 31, 1990 and March 31, 1994.

                          Average Annual Total Returns for
                        the Periods Ended December 31, 1999
                        -----------------------------------
                              1 Year  5 Year  10 Year
                        -----------------------------------
Nuveen Municipal
 Money Market Fund             2.78%   3.01%   3.15%
                        -----------------------------------
Lipper Index/1/                2.81%   3.13%   3.27%

Based on the seven-day period ended December 31, 1999, the fund's yield was 3.94%, and the taxable equivalent yield (using the maximum federal income tax rate of 39.6%) was 6.52%. For the fund's current yields, please call Nuveen at
(800) 257-8787.

6  Section 1  The Funds

--------------------------------------------------------------------------------
What are the Costs of Investing?
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses
Paid Directly From Your Investment

--------------------------------------------------
Maximum Sales Charge Imposed
 on Purchases                                 None
--------------------------------------------------
Maximum Sales Charge Imposed
 on Reinvested Dividends                      None
--------------------------------------------------
Exchange Fees                                 None
--------------------------------------------------

Annual Fund Operating Expenses/2/
Paid From Fund Assets


--------------------------------------------------
Management Fees                               .50%
--------------------------------------------------
12b-1 Distribution and Service Fees/2/        .20%
--------------------------------------------------
Other Expenses                                .40%
--------------------------------------------------
Total Annual Fund Operating Expenses--Gross+ 1.10%
--------------------------------------------------


  + After Expense Reimbursements
---------------------------------------------------
    Expense Reimbursements                    (.26%)
---------------------------------------------------
    Total Annual Fund Operating Expenses--Net  .84%
---------------------------------------------------

  The adviser undertook to reimburse expenses through December 31, 1999 in an amount necessary to limit total operating expenses to .75%. The adviser currently is reimbursing expenses at a lower rate, but may modify or discontinue this at any time. Net operating expenses are likely to be higher in the current fiscal year.

Example


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated, and then redeem all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

1  Year   $  112
----------------
3  Years  $  350
----------------
5  Years  $  606
----------------
10 Years  $1,340
----------------


--------------------------------------------------------------------------------
How the Fund Is Invested (as of 02/29/00)
--------------------------------------------------------------------------------

Portfolio Statistics
Weighted Average Maturity (Days)        27
------------------------------------------


Credit Quality/3/

Standard & Poor's            Moody's
-----------------------------------------------------
SP-1+, SP-1, A-1+, A-1       VMIG-1, MIG-1, P-1  63%
-----------------------------------------------------
A-2                          VMIG-2, MIG-2, P-2   3%
-----------------------------------------------------
N/R                          N/R                 34%
-----------------------------------------------------

 Sector Diversification (Top 5)

--------------------------------------
Education and Civic Organizations  11%
--------------------------------------
Long-Term Care                     11%
--------------------------------------
Tax Obligation/General             11%
--------------------------------------
Utilities                          11%
--------------------------------------
Capital Goods                      10%
--------------------------------------

1. Lipper Index returns reflect the performance of funds in the Lipper Tax Exempt Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

2. Annual Fund Operating Expenses have been restated to reflect current fees payable under the 12b-1 Plan.

3. Ratings: Using the higher of Standard & Poor's or Moody's rating.


                                                         Section 1  The Funds  7

Section 2  How We Manage Your Money


To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

--------------------------------------------------------------------------------
Who Manages the Funds
--------------------------------------------------------------------------------

Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the securities in each fund's portfolio, managing each fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606. For providing these services, Nuveen Advisory is paid an annual management fee. For the most recent fiscal year, each fund paid the following fees, as a percentage of its average net assets, to Nuveen Advisory for its services.

                                                Management Fee
                                                --------------
Nuveen California Tax-Exempt Money Market Fund       .05%
Nuveen New York Tax-Exempt Money Market Fund         .09%
Nuveen Municipal Money Market Fund                   .24%

The NIM advisers are wholly owned subsidiaries of John Nuveen & Co. Incorporated ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $71 billion in assets.


--------------------------------------------------------------------------------
What Securities We Invest In
--------------------------------------------------------------------------------

The funds invest in high quality, short-term tax-exempt debt securities, commonly known as municipal money market securities. Substantially all of the California and New York funds' investments are from issuers within the States of California and New York, respectively. Municipal money market securities pay income that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax. New York municipal money market securities pay income that also is exempt from New York state and local personal income taxes. California municipal

8  Section 2  How We Manage Your Money
money market securities pay income that is exempt from California state income tax.

States and local governments, municipalities, agencies and other governmental units issue municipal money market securities to raise money for various public purposes, such as building public facilities, refinancing outstanding debt and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. These securities also include notes, such as bond anticipation, revenue anticipation, construction loan and bank notes, and commercial paper.

Credit-Enhanced Investments

Some of each fund's investments may be backed by a letter of credit or other type of credit enhancements. For example, if an issuer does not have the desired credit rating, another company may use its higher credit rating to back the issuer's rating by selling the issuer a letter of credit. Investments backed by a letter of credit are subject to the risk that the company issuing the letter of credit will not be able to fulfill its obligations to the fund, or is thought to be unlikely to be able to do so. This could cause losses to the fund and affect its share price.

Variable Rate and Floating Rate Demand Notes

We expect variable rate and floating rate securities will constitute a large portion of each fund's portfolio. These investments may have stated maturities of more than 397 days, but generally allow the holder to receive payment of principal plus accrued interest much sooner than this. Because their interest rates are not fixed, the income a fund earns on these securities generally will fluctuate with changes in short-term interest rates.

When-Issued and Delayed-Delivery Transactions

Each fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15-45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

Temporary Strategies

Each fund on a temporary basis may invest in taxable money market securities. The California and New York funds also may invest in municipal money market securities whose income is not exempt from that state's state and local personal income taxes. Taxable money market securities include U.S. government securities, quality commercial paper or similar fixed-income securities with remaining maturities of one year or less. Each fund will only do so under extraordinary circumstances or unusual market conditions. Under these circumstances, the fund will not be pursuing and may not achieve its investment objective.

                                          Section 2  How We Manage Your Money  9

How We Select Investments

Nuveen Advisory selects money market instruments based on its assessment of current market interest rates and its market outlook. Portfolio managers are supported by a team of specialized research analysts who review securities available for purchase, monitor the continued creditworthiness of each fund's investments, and analyze economic, political and demographic trends affecting the municipal money market. We seek to identify money market instruments with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued money market instruments that we believe represent the most attractive values without adding undue risk. We actively manage the maturity of each fund and its portfolio to optimally balance the fund's yield with the fund's exposure to interest rate risk.

An Important Note About Risk


Although each fund's investment policies are intended to minimize interest rate and credit risk, there can be no guarantee that they will do so.

What the Risks Are and How We Manage Them

Risk is inherent in all investing. Investing in a mutual fund -- even a money market fund -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part of your investment. In pursuing its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Each fund tries to limit risk by restricting the types and maturities of the money market instruments it purchases, and by diversifying its investment portfolio among issuers and across different industries. Therefore, before investing, you should consider carefully the following risks that you assume when you invest in each fund.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a money market instrument will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Generally, higher rated fixed-income securities carry less credit risk than lower rated fixed-income securities.

Each fund attempts to mitigate credit risk by investing only in high quality money market instruments that Nuveen Advisory believes present minimal credit risks at the time of purchase. High quality instruments are:

     . rated in one of the two highest short-term rating categories by at least two nationally recognized rating services, or

     . if only one service has rated the instrument, rated by that service in one of its two highest short-term rating categories, or

     . unrated instruments that Nuveen Advisory judges to be of comparable quality.

Interest rate risk: Because each fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

To mitigate interest rate risk, each fund, under normal market conditions, maintains an investment portfolio with an overall weighted average maturity of 90 days or less. In addition, each fund limits its investments to

10  Section 2  How We Manage Your Money
money market instruments with remaining effective maturities of 397 days or less.

State specific risk: Because the California and New York funds invest primarily in California and New York municipal money market securities, respectively, each fund bears investment risk from the economical, political or regulatory changes that could adversely affect municipal issuers in that state and therefore the value of the fund's portfolio. See "Appendix--Additional State
Information."

Concentration risk: Concentration risk is the risk that economic or other developments affecting a single industry may cause the value of related money market instruments to decline.

To mitigate concentration risk, each fund will not invest more than 25% of its total assets in any one industry, excluding governmental issuers. Each fund may, however, invest more than 25% of its assets in a broad segment of the tax-exempt market, such as instruments issued to fund hospitals, housing or airports, if Nuveen Advisory believes that the potential returns justify any additional risks that may arise from doing so. These policies on concentration risk may not be changed without shareholder approval.

Each fund may invest without limit in securities backed by letters of credit or other credit enhancements issued by banks and other financial institutions. As a result, changes in the banking industry may cause the value of securities backed by these credit enhancements to decline.

Insurance: Each fund has purchased liability insurance against a decline in the value of the fund's portfolio caused by the default or bankruptcy of an issuer whose securities the fund owns. The insurance covers substantially all of a fund's investments except U.S. government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with a deductible for each loss of 0.10% of a fund's net assets. Each fund pays the policy's premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help each fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.


                                         Section 2  How We Manage Your Money  11

Section 3  How You Can Buy and Sell Shares

We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

-------------------------------------------------------------------------------
How to Buy Shares
-------------------------------------------------------------------------------

Fund shares may be purchased on any business day, which is any day the Federal Reserve Bank of Boston is normally open for business. Generally, the bank is closed on weekends and National holidays. Each fund's net asset value is determined at 4:00 p.m. Eastern Time on each business day, and on other days where there is significant trading activity in the fund's shares. If a fund receives your check (or electronic transfer) before 4:00 p.m. Eastern Time on a business day, you will receive that day's net asset value. You will begin earning dividends on your investment the following calendar day. If a fund receives your check (or electronic transfer) after 4:00 p.m. Eastern Time on a business day, you will receive the next business day's net asset value and will begin earning dividends on your investment the following calendar day.

Through a Financial Advisor
You may purchase shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors also can help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an on-going basis to help assure that your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail
You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. No third party checks will be accepted.

Investment Minimums
The minimum initial investment in each Fund is $3,000 ($50 if you establish a systematic investment plan) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. Each fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.


12  Section 3  How You Can Buy and Sell Shares

-------------------------------------------------------------------------------
Systematic Investing
-------------------------------------------------------------------------------


Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. You can stop the deductions at any time by notifying the fund in writing. To participate in systematic investing, simply complete the appropriate section of the account application form or submit an Account Update Form.

From Your Bank Account

You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

From Your Paycheck

With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

Systematic Exchanging

You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

-------------------------------------------------------------------------------
Special Services
-------------------------------------------------------------------------------

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for an appropriate class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

Each fund may change or cancel its exchange policy at any time upon 60 days' notice.

Fund Direct/SM/

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.


                                  Section 3  How You Can Buy and Sell Shares  13

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

--------------------------------------------------------------------------------
How to Sell Shares
--------------------------------------------------------------------------------

You may sell (redeem) your shares on any business day. You will receive the share price next determined after a fund has received your properly completed redemption request. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date.

Through Your Financial Advisor

You may sell your shares through your financial advisor who can prepare the necessary documentation. Your advisor may charge you for this service.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Check

You may request that the funds provide you with redemption checks. These checks may be made payable to any person in the amount of $500 or more. Simply fill out the appropriate section of the application form and submit the enclosed signature card. You must have enough shares in your account to cover the amount of each check you write or it will be returned. Writing checks from your fund account does not mean that your account is like a bank checking account. This check redemption privilege may be modified or terminated at any time.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your redemption request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record); and

 . Any required signature guarantees (see below).

14  Section 3  How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, each fund may establish minimum account size requirements. Each fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. Each fund presently has set a minimum account balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account.

A fund will normally mail your check the next business day after it receives your redemption request, but in no event more than seven days after the fund receives your request.

Signature Guarantees

Signature guarantees are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record, you want the check sent to another address, or if the address on the fund's records has been changed within the last 60 days. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Systemic Withdrawal

If the value of your fund account is at least $10,000, you may participate in the fund's systematic withdrawal plan. The plan allows you to make regular withdrawals through automatic deductions from your fund account. The minimum automatic withdrawal is $50 per month. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, or have the monies transferred directly to your bank account (see "Special Services -- Fund Direct" above), paid to a third party or sent payable to you at an address other than the address on the fund's records. To participate in the systematic withdrawal plan, simply complete the appropriate section of the account application or submit an account update form.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                  Section 3  How You Can Buy and Sell Shares  15

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

The funds pay tax-free dividends monthly. The funds declare dividends on each business day to shareholders of record on that day.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record, or reinvested in shares of another Nuveen mutual fund. For more information, contact your financial advisor or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because each fund invests in municipal money market securities, your regular monthly dividends will be exempt from regular federal income tax. A portion of these dividends, however, may be subject to the federal alternative minimum tax. Because the California and New York funds invest substantially all of their assets in California and New York municipal money market securities, respectively, your regular monthly dividends comprised of interest on California and New York State obligations, respectively, will be exempt from California personal income tax and New York State and local personal income taxes, respectively. A portion of the dividends from the Municipal Money Market Fund's investments may be subject to state and local taxes. Although very unlikely, each fund may, from time to time, distribute taxable ordinary income or capital gains.

Early in each year, you will receive a statement detailing the amount and nature of all dividends that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly at the funds, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits. The State of California does not tax any portion of these benefits.

Please note that if you do not furnish the funds with your correct Social Security number or employer identification number, federal law requires

16  Section 4  General Information
the funds to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 31%.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like each fund with taxable alternative investments, the tables below present the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates.

Taxable Equivalent Yield--California Fund

Combined Federal and           Tax-Exempt Yields
State Tax Rates       2.00%   2.50%   3.00%   3.50%   4.00%
 ...........................................................
   34.5%              3.05%   3.82%   4.58%   5.34%   6.11%
 ...........................................................
   37.5%              3.20%   4.00%   4.80%   5.60%   6.40%
 ...........................................................
   42.0%              3.45%   4.31%   5.17%   6.03%   6.90%
 ...........................................................
   45.0%              3.64%   4.55%   5.45%   6.36%   7.27%
 ...........................................................

Taxable Equivalent Yield--New York Fund

Combined State and              Tax-Exempt Yields
Federal Tax Rates     2.00%   2.50%   3.00%   3.50%   4.00%
 ...........................................................
   33.0%              2.99%   3.73%   4.48%   5.22%   5.97%
 ...........................................................
   35.5%              3.10%   3.88%   4.65%   5.43%   6.20%
 ...........................................................
   40.5%              3.36%   4.20%   5.04%   5.88%   6.72%
 ...........................................................
   43.5%              3.54%   4.42%   5.31%   6.19%   7.08%
 ...........................................................

Taxable Equivalent Yield--Municipal Fund

                               Tax-Exempt Yields
Federal Tax Rates     2.00%   2.50%   3.00%   3.50%   4.00%
 ...........................................................
   28.0%              2.78%   3.47%   4.17%   4.86%   5.56%
 ...........................................................
   31.0%              2.90%   3.62%   4.35%   5.07%   5.80%
 ...........................................................
   36.0%              3.13%   3.91%   4.69%   5.47%   6.25%
 ...........................................................
   39.6%              3.31%   4.14%   4.97%   5.79%   6.62%
 ...........................................................

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

--------------------------------------------------------------------------------
Service Plan
--------------------------------------------------------------------------------

Nuveen serves as the selling agent and distributor of each fund's shares. In this capacity, Nuveen manages the offering of each fund's shares and is responsible for all sales and promotional activities, and for providing certain services to shareholders. Each fund has adopted a service plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 to reimburse Nuveen for these services.

Nuveen uses this fee to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services

                                              Section 4  General Information  17
may include establishing and maintaining your account, answering your questions and providing other personal services to you. Because these fees are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of your investment. Nuveen may, in its discretion and from its own resources, pay certain financial service firms additional amounts for services rendered to shareholders.

The service fee payable under the plan is .25% of the average daily net assets of serviced accounts for the California Tax-Exempt and New York Tax-Exempt Money Market Funds.

For the Municipal Money Market Fund, service fees under the plan are paid in accordance with the following schedule:

Average Daily Net Assets
of Serviced Accounts                                          Fee
-----------------------------------------------------------------
Less than $2 million                                         .10%
 .................................................................
$2 million to $5 million                                     .15%
 .................................................................
$5 million to $10 million                                    .20%
 .................................................................
$10 million and over                                         .25%
 .................................................................


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

The price you pay and receive for your shares is based on each fund's net asset value per share, which is determined at 4:00 p.m. Eastern Time on each business day. Because each fund seeks to maintain a constant price per share of $1.00, each fund values its portfolio securities using the amortized cost method, which approximates market value and is described in more detail in the Statement of Additional Information. There can be no assurance that a fund will be able to maintain a constant price per share of $1.00.

--------------------------------------------------------------------------------
Fund Service Providers
--------------------------------------------------------------------------------

The custodian of each fund's assets is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to each fund. Each fund's transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

18  Section 4  General Information

Section 5  Financial Highlights

The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

--------------------------------------------------------------------------------
Nuveen California Tax-Exempt Money Market Fund*
--------------------------------------------------------------------------------


                                                                                          Ratios/Supplemental Data
                                                                                 ------------------------------------------
                                                       Less                                                           Ratio
                                              Distributions                                                          of Net
                        Beginning       Net        from Net   Ending               Ending         Ratio of       Investment
                              Net   Invest-         Invest-      Net                  Net         Expenses        Income to
Year Ended                  Asset      ment            ment    Asset    Total      Assets       to Average          Average
February 28/29,             Value    Income          Income    Value   Return       (000)   Net Assets (a)   Net Assets (a)
---------------------------------------------------------------------------------------------------------------------------
2000 (b)                    $1.00     $ .03         $ (.03)   $ 1.00     2.65%   $ 55,514              .58%            2.58%
1999                         1.00       .03           (.03)     1.00     2.81     113,761              .55             2.79
1998                         1.00       .03           (.03)     1.00     3.13      86,916              .55             3.12
1997                         1.00       .03           (.03)     1.00     2.94      95,306              .55             2.93
1996                         1.00       .03           (.03)     1.00     3.32      70,722              .54             3.30
---------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.

(a) After expense reimbursement from the investment adviser, where applicable.

(b) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                             Section 5  Financial Highlights  19

--------------------------------------------------------------------------------
Nuveen New York Tax-Exempt Money Market Fund*
--------------------------------------------------------------------------------

                                                                                          Ratios/Supplemental Data
                                                                                 ------------------------------------------
                                                       Less                                                           Ratio
                                              Distributions                                                          of Net
                        Beginning       Net        from Net   Ending               Ending         Ratio of       Investment
                              Net   Invest-         Invest-      Net                  Net         Expenses        Income to
Year Ended                  Asset      ment            ment    Asset    Total      Assets       to Average          Average
February 28/29,             Value    Income          Income    Value   Return       (000)   Net Assets (a)   Net Assets (a)
---------------------------------------------------------------------------------------------------------------------------
2000 (b)                    $1.00     $ .03         $ (.03)   $ 1.00     2.73%   $ 31,646              .58%            2.72%
1999                         1.00       .03           (.03)     1.00     2.73      33,107              .55             2.71
1998                         1.00       .03           (.03)     1.00     3.10      28,854              .55             3.09
1997                         1.00       .03           (.03)     1.00     2.90      26,116              .55             2.89
1996                         1.00       .03           (.03)     1.00     3.20      31,631              .55             3.19
---------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.

(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2000 is .57% and the Ratio of Net Investment Income to Average Net Assets for 2000 is 2.72%.

(b) Information includes the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

20   Section 5  Financial Highlights

--------------------------------------------------------------------------------
Nuveen Municipal Money Market Fund
--------------------------------------------------------------------------------


                                                                                          Ratios/Supplemental Data
                                                                                 ------------------------------------------
                                                       Less                                                           Ratio
                                              Distributions                                                          of Net
                        Beginning       Net        from Net   Ending               Ending         Ratio of       Investment
                              Net   Invest-         Invest-      Net                  Net         Expenses        Income to
Year Ended                  Asset      ment            ment    Asset    Total      Assets       to Average          Average
February 28/29,             Value    Income          Income    Value   Return       (000)   Net Assets (a)   Net Assets (a)
---------------------------------------------------------------------------------------------------------------------------
2000                        $1.00     $ .03         $ (.03)   $ 1.00     2.79%   $242,698              .77%            2.79%
1999                         1.00       .03           (.03)     1.00     2.85     252,354              .75             2.84
1998                         1.00       .03           (.03)     1.00     3.02     270,723              .75             3.02
1997                         1.00       .03           (.03)     1.00     2.87     304,087              .75             2.87
1996                         1.00       .03           (.03)     1.00     3.23     339,662              .75             3.22
---------------------------------------------------------------------------------------------------------------------------

(a) After expense reimbursement from the investment adviser, where applicable.


                                           Section 5   Financial Highlights  21

Appendix  Additional State Information



Because the California and New York funds primarily purchase municipal money market securities from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal money market securities issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

These factors, among others, may affect tax-exempt issuers' ability to pay their obligations when due and may adversely impact each fund and its shareholders.

California

During the early 1990's, the State of California experienced significant financial difficulties (economic recession), which led to a reduction in the credit ratings assigned to California's general obligation bonds. However, the State's finances have improved since 1994. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by California, its public authorities or local governments could be adversely affected.

Tax Treatment.

The California fund's regular monthly dividends will not be subject to California personal income taxes to the extent they are paid out of income earned on California municipal money market securities or U.S. government securities. You will be subject to California personal income taxes, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange shares of the fund and realize capital gain on the transaction.

The treatment of corporate shareholders of the fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information.

New York

During the early 1990's, the State of New York experienced significant financial difficulties (economic recession), which led to a reduction in the credit ratings assigned to New York's general obligation bonds. However,

22  Appendix
the State's economy has improved, but continues to lag the nation in several areas, including job growth and unemployment. In addition, many of the State's agencies and local governments have been experiencing, and continue to experience financial difficulties. Should the financial condition of New York deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by New York, its public authorities or local governments could be adversely affected.

Tax Treatment.

The New York fund's regular monthly dividends will not be subject to New York State or New York City personal income taxes to the extent they are paid out of income earned on New York municipal money market securities or out of income earned on obligations of U.S. territories and possessions that is exempt from federal taxation. The portion of the New York fund's monthly dividends that is attributable to income earned on other obligations will be subject to the New York State or the New York City personal income taxes. You also will be subject to New York State and New York City personal income taxes to the extent the New York fund distributes any taxable income or realized capital gains, or if you sell or exchange shares of the New York fund and realize a capital gain on the transaction.

The treatment of corporate and unincorporated business shareholders of the New York fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax advisor.

                                                                    Appendix  23

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund

Income

Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona
California/2/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts/2/
Michigan
Missouri
New Jersey
New Mexico
New York/2/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Cash Reserves

Money Market Fund
Municipal Money Market Fund
California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund

Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Call Nuveen at
(800) 257-8787 to request a free copy of the SAI or other fund information; or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549. The California Tax-Exempt Money Market Fund's and New York Tax-Exempt Money Market Fund's Investment Company file number is 811-09267. The Municipal Money Market Fund's Investment Company file number is 811-03531.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See fund prospectus for additional information.

2. Long-term and insured long-term portfolios.

NUVEEN
  Investments

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

Statement of Additional Information

June 28, 2000
Nuveen Municipal Money Market Fund, Inc.
333 West Wacker Drive
Chicago, Illinois 60606

NUVEEN MUNICIPAL MONEY MARKET FUND

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Money Market Fund (the "Fund") dated June 28, 2000. The Pro-spectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Fund by mailing a written re-quest to the Fund, c/o John Nuveen & Co. Incorporated ("Nuveen"), 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

Table of Contents                                       Page
------------------------------------------------------------
Fundamental Policies and Investment Portfolio            S-2
------------------------------------------------------------
Management                                              S-11
------------------------------------------------------------
Investment Adviser and Investment Management Agreement  S-15
------------------------------------------------------------
Portfolio Transactions                                  S-16
------------------------------------------------------------
Net Asset Value                                         S-17
------------------------------------------------------------
Tax Matters                                             S-19
------------------------------------------------------------
Performance Information                                 S-23
------------------------------------------------------------
Additional Information About Purchases and Sales        S-26
------------------------------------------------------------
Service Plan                                            S-29
------------------------------------------------------------
Other Information Regarding Shares of the Fund          S-30
------------------------------------------------------------
Financial Statements                                    S-31
------------------------------------------------------------

Principal Underwriter   Investment Adviser    Independent Public Accountants
John Nuveen & Co. Incorporated
                        Nuveen Advisory       for the Fund
                        Corp., Subsidiary
                        of John Nuveen &
                        Co. Incorporated

                                              Arthur Andersen LLP
Chicago:                                      33 West Monroe Street
333 West Wacker Drive                         Chicago, Illinois 60603
Chicago, Illinois 60606 333 West Wacker
                        Drive

(312) 917-7700

                        Chicago, Illinois
                        60606

                                              Transfer and Dividend
New York:                                     Disbursing Agent

10 East 50th Street                           Chase Global Funds
New York, New York 10022Custodian             Services Company
(212) 207-2000          The Chase Manhattan   P.O. Box 5186
                        Bank                  New York, New York 10274
                        4 New York Plaza
                        New York, New York
                        10004

                 FUNDAMENTAL POLICIES AND INVESTMENT PORTFOLIO

Fundamental Policies
The Fund's investment objective and certain fundamental policies are described in the Prospectus. The Fund, as a fundamental policy, may not, without the ap-proval of the holders of a majority of the shares:

(1) Invest in securities other than Municipal Obligations and temporary in-vestments as those terms are defined in the Prospectus;

(2) Invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities;

(3) Borrow money, except for temporary or emergency purposes and not for in-vestment purposes and then only in an amount not exceeding (a) 10% of the value of the Fund's total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed in order to meet redemption requests which might otherwise require the untimely disposi-tion of securities. While any such borrowings exceed 5% of total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the value of the Fund's assets fall below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its invest-ments at a time when it may be disadvantageous to do so;

(4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities hav-ing a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets;

(5) Issue senior securities as defined in the Investment Company Act of 1940 except to the extent such issuance might be involved with respect to borrowings described under item (3) above;

(6) Underwrite any issue of securities, except to the extent that the purchase of Municipal Obligations in accordance with the Fund's investment objective, policies, and limitations, may be deemed to be an underwriting;

(7) Purchase or sell real estate, but this shall not prevent the Fund from in-vesting in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security;

(8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs;

(9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

(10) Make short sales of securities or purchase any securities on margin, ex-cept for such short-term credits as are necessary for the clearance of trans-actions;

(11) Write or purchase put or call options, except to the extent that the pur-chase of a stand-by commitment may be considered the purchase of a put;

(12) Concentrate more than 25% of its assets in the securities of issuers in any single industry; provided, however, that such limitations shall not be ap-plicable on the purchase of Municipal Obligations issued by governments or po-litical subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(13) Invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations.

For the purpose of applying the limitations set forth in paragraph (2) above, the issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-govern-mental user then such non-governmental user would be deemed to be the sole is-suer. Where a security is also backed by the enforceable obligation of a supe-rior or unrelated governmental entity or other entity (other than a bond in-surer) it shall be included in the computation of securities owned that are issued by such governmental entity or other entity.

Where a security is guaranteed by a governmental entity or some other facili-ty, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accor-dance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer. It is a fundamental policy of the Fund, which cannot be changed without the approval of the holders of a majority of shares of such Fund, that the Fund will not hold securities of a single bank, includ-ing securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of the Fund.

The foregoing restrictions and limitations, as well as the Fund's policies as to ratings of fund investments, will apply only at the time of purchase of se-curities, and the percentage limitations will not be considered violated un-less an excess or deficiency occurs or exists immediately after and as a re-sult of an acquisition of securities, unless otherwise indicated.

The foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a "ma-jority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

General Information

The Nuveen Municipal Money Market Fund, Inc. (the "Corporation") is an open-end diversified management company incorporated as a Maryland corporation on July 6, 1982. It is authorized to issue 2,000,000,000 shares of Common Stock, $.01 par value. Prior to June 1999, the Corporation was called Nuveen Tax-Free Re-serves, Inc. Fund shares represent an interest in the same portfolio of invest-ments of the Fund. Fund shares have equal rights as to voting, redemption, div-idends and liquidation, and have exclusive voting rights with respect to any applicable distribution or service plan. There are no conversion, preemptive or other subscription rights. The Board of Directors of the Corporation has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

Portfolio Securities
The various securities in which the Fund intends to invest are described in the Prospectus. The following is a more complete description of certain Municipal Obligations in which the Fund may invest:

Municipal Obligations
The Fund invests in debt obligations issued by states, cities and local author-ities to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which these securities may be issued include the refinancing of outstanding obligations, the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. In addition, certain industrial development bonds and pollution control bonds may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax.

Two principal classifications of these securities (sometimes called Municipal Obligations) are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development and pollution control bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or tax-ing power of the issuer of such bonds.

Municipal Obligations can be further classified between bonds and notes. Bonds are issued to raise longer-term capital but, when purchased by the Fund, will have 397 days or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds.

Notes are short-term instruments with a maturity of two years or less. Most notes are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated reve-nues.

Municipal Obligations also include very short-term unsecured, negotiable prom-issory notes, issued by states, municipalities, and their agencies, which are known as "tax-exempt commercial paper" or "municipal paper." Payment of princi-pal and interest on issues of municipal paper may be made from various sources, to the extent that funds are available therefrom. There is a limited secondary market for issues of municipal paper.

While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the ex-tent consistent with its investment objective and limitations. Such notes may be issued for different purposes and with different security than those men-tioned above.

The yields on Municipal Obligations are dependent on a variety of factors, in-cluding the condition of the general money market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opin-ions as to the quality of those Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda ex-tending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its debt security may be materially affected.

Bond Anticipation Notes (BANs) are usually general obligations of state and lo-cal governmental issuers which are sold to obtain interim financing for pro-jects that will eventually be funded through the sale of long-term debt obliga-tions or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond mar-ket and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to fi-nance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could ad-versely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as antici-pated revenues from another level of government, could adversely affect an is-suer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the rev-enues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for spe-cific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The pur-poses for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Industrial Development and Pollution Control Bonds are issued by or on behalf of public authorities to finance various privately-rated facilities. Typically the interest paid thereon is exempt from federal income tax.

Variable and Floating Rate Instruments. Certain money market instruments may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permit-ting the Fund to recover the full principal amount thereof upon specified notice.

One form of variable or floating rate instrument consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." The holder of the bond would pay a "tender fee" to the third party tender option provider, the amount of which would be periodically ad-justed so that the bond/tender option combination would reasonably be expected to have a market value that approximates the par value of the bond. This bond/tender option combination would therefore be functionally equivalent to ordinary variable or floating rate obligations as described above, and the Fund may purchase such obligations subject to certain conditions specified by the Securities and Exchange Commission.

The Fund's right to obtain payment at par on a demand instrument upon demand could be adversely affected by events occurring between the date the Fund elects to tender the instrument and the date proceeds are due. Nuveen Advisory will monitor on an ongoing basis the pricing, quality and liquidity of such in-struments and will similarly monitor the ability of an obligor under the demand arrangement, including demand obligors as to instruments supported by bank let-ters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation, for purposes of computing its dollar-weighted average portfolio maturity, as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment.

The Fund may also obtain standby commitments with respect to Municipal Obliga-tions. Under a standby commitment (often referred to as a put), the party is-suing the commitment agrees to purchase at the Fund's option the Municipal Ob-ligation at an agreed-upon price on certain dates or within a specific period. Since the value of a standby commitment depends in part upon the ability of the issuing party to meet its purchase obligations thereunder, the Fund will enter into standby commitments only with parties which have been evaluated by Nuveen Advisory and, in the opinion of Nuveen Advisory, present minimal credit risks.

The amount payable to the Fund upon its exercise of a standby commitment would be (1) the acquisition cost of the Municipal Obligations (excluding any ac-crued interest that the Fund paid on acquisition), less any amortized market premium or plus any amortized market or original during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. The Fund's right to exercise standby commitments held by it will be un-conditional and unqualified. The acquisition of a standby commitment will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The standby commitment itself will be valued at zero in determining net asset value. The Fund may purchase standby commitments for cash or pay a higher price for portfolio se-curities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The maturity of a Municipal Obligation purchased by the Fund will not be considered short-ened by any standby commitment to which such security is subject. Although the Fund rights under a standby commitment would not be transferable, the Fund could sell Municipal Obligations which were subject to a standby commitment to a third party at any time.

When-Issued or Delayed-Delivery Securities

The Fund may purchase and sell Municipal Obligations on a when-issued or de-layed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase se-curities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-is-sued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a Municipal Obli-gation on a delayed- delivery basis, it will record the transaction and in-clude the proceeds to be received in determining its net asset value; accord-ingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Fund will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securi-ties, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

Taxable Investments

Taxable investments (sometimes called "Temporary Investments") include obliga-tions of the United States Government, its agencies or instrumentalities; debt securities of issuers having, at the time of purchase, a quality rating within the two highest grades by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch (Aaa or Aa, AAA or AA, or AAA or AA, respectively); commercial paper rated in the highest grade by Moody's or S&P (Prime-1 or A-1, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Obligations and U.S. Govern-ment obligations subject to short-term repurchase agreements.

Subject to the limitations described in the Prospectus the Fund may invest in the following taxable investments:

U.S. Government Direct Obligations--issued by the United States Treasury and include bills, notes, and bonds.

--Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

--Treasury notes are longer-term interest-bearing obligations with original ma-turities of one to seven years.

--Treasury bonds are longer-term interest-bearing obligations with original ma-turities from five to thirty years.

U.S. Government Agencies Securities--Certain federal agencies have been estab-lished as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not lim-ited to the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States and Tennessee Valley Authority. Issues of these agencies, while not di-rect obligations of the United States government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or sup-ported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not so legally obligated.

Certificates of Deposit (CDs)--A certificate of deposit is a negotiable inter-est-bearing instrument with a specific maturity. CDs are issued by banks in ex-change for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few to 397 days. Commercial paper may be purchased from U.S. corpo-rations.

Other Corporate Obligations--The Fund may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than 397 days remaining until maturity or if they carry a variable or floating rate of inter-est.

Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opin-ion of Nuveen Advisory represent minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral de-clines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the col-lateral by the Fund may be delayed or limited. Nuveen Advisory will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to in-crease the value of the collateral to at least that of the repurchase price.

Ratings of Investments
The two highest ratings of Moody's for Municipal Obligations are Aaa and Aa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The two highest ratings of S&P for Municipal Obligations are AAA and AA. Munic-ipal Obligations rated AAA have an extremely strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and in-terest is very strong and such bonds differ from AAA issues only in small de-gree.

The two highest ratings of Fitch for Municipal Obligations are AAA and AA. Mu-nicipal Obligations rated AAA have an exceptionally strong ability to pay in-terest and repay principal. The rating of AA indicates that capacity to pay principal and interest is very strong, although not quite as strong as bonds rated AAA.

The highest rating of Moody's and S&P for federally tax-exempt short-term loans and notes is VMIG-1 or MIG-I and SP-1, respectively. Obligations designated VMIG-I and MIG-I are the best quality, enjoying strong protection from estab-lished cash flows for their servicing or from established and broad-based ac-cess to the market for refinancing, or both. The designation SP-1 indicates a very strong or strong capacity to pay principal and interest.

The Fund's ability to purchase commercial paper of tax-exempt and corporate is-suers is limited to commercial paper rated Prime-1 by Moody's or A-1 by S&P. The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuer's rated P-1 have a superior capacity for repayment of short-term obligations normally evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures which moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternative liquidity. The designation A-1 indicates that the degree of safety regarding timely payment is very strong.

Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Nei-ther event requires the elimination of such obligations from the Fund, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   MANAGEMENT

The management of the Corporation, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the re-sponsibility of its Board of Directors. The Corporation currently has seven di-rectors, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disin-terested persons." The names and business addresses of the directors and offi-cers of the Corporation and their principal occupations and other affiliations during the past five years are set forth below, with those directors who are "interested persons" of the Corporation indicated by an asterisk.


------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Fund     During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Director              Company, John Nuveen &
                                                            Co. Incorporated, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and John Nuveen
                                                            & Co. Incorporated;
                                                            Director of Nuveen
                                                            Advisory Corp. (since
                                                            1992) and Nuveen
                                                            Institutional Advisory
                                                            Corp.; Chairman and
                                                            Director (since January
                                                            1997) of Nuveen Asset
                                                            Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Director              Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Director              Retired (August 1989) as
 201 Michigan Avenue                                        Senior Vice President of
 Highwood, IL 60040                                         The Northern Trust
                                                            Company

------------------------------------------------------------------------------------
 Anne E. Impellizzeri         1/26/33 Director              President and Chief
 3 West 29th Street                                         Executive Officer of
 New York, NY 10001                                         Blanton-Peale Institutes
                                                            of Religion and Health
                                                            (since December 1990).
------------------------------------------------------------------------------------
 Peter R. Sawers              4/3/33  Director              Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; Adjunct Professor,
                                                            Lake Forest Graduate
                                                            School of Management,
                                                            Lake Forest, Illinois.

------------------------------------------------------------------------------------
 William J. Schneider         9/24/44 Director              Senior Partner and Chief
 4000 Miller-Valentine Ct.                                  Operating Officer,
 P.O. Box 744                                               Miller-Valentine
 Dayton, OH 45401                                           Partners; Vice
                                                            President, Miller-
                                                            Valentine Group, a
                                                            development and contract
                                                            company; Member
                                                            Community Advisory
                                                            Board, National City
                                                            Bank, Dayton, Ohio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                       Date of  Positions and                 Principal Occupations
 Name and Address      Birth    Offices with Fund             During Past Five Years
--------------------------------------------------------------------------------------
 Judith M. Stockdale   12/29/47 Director                      Executive Director,
 35 E. Wacker Drive                                           Gaylord and Dorothy
 Suite 2600                                                   Donnelley Foundation
 Chicago, IL 60601                                            (since 1994); prior
                                                              thereto, Executive
                                                              Director, Great Lakes
                                                              Protection Fund (from
                                                              1990 to 1994).

-------------------------------------------------------------------------------
 Alan G. Berkshire     12/28/60 Vice President and            Senior Vice President
 333 West Wacker Drive          Assistant Secretary           and General Counsel
 Chicago, IL 60606                                            (since September 1997)
                                                              and Secretary (since May
                                                              1998) of The John Nuveen
                                                              Company, John Nuveen &
                                                              Co. Incorporated, Nuveen
                                                              Advisory Corp. and
                                                              Nuveen Institutional
                                                              Advisory Corp., Senior
                                                              Vice President and
                                                              Secretary (since
                                                              September 1999) of
                                                              Nuveen Senior Loan Asset
                                                              Management Inc.; prior
                                                              thereto, Partner in the
                                                              law firm of Kirkland &
                                                              Ellis.

-------------------------------------------------------------------------------
 Peter H. D'Arrigo     11/28/67 Vice President and            Vice President of John
 333 West Wacker Drive          Treasurer                     Nuveen & Co.
 Chicago, IL 60606                                            Incorporated (since
                                                              January 1999), prior
                                                              thereto. Assistant Vice
                                                              President (from January
                                                              1997); formerly,
                                                              Associate of John Nuveen
                                                              & Co. Incorporated; Vice
                                                              President and Treasurer
                                                              (since September 1999)
                                                              of Nuveen Senior Loan
                                                              Asset Management Inc.;
                                                              Chartered Financial
                                                              Analyst.

-------------------------------------------------------------------------------
 Michael S. Davern     6/26/57  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                        Advisory Corp. (since
 Chicago, IL 60606                                            January 1997); prior
                                                              thereto, Vice President
                                                              and Portfolio Manager of
                                                              Flagship Financial.

--------------------------------------------------------------------------------------
 Lorna C. Ferguson     10/24/45 Vice President                Vice President of John
 333 West Wacker Drive                                        Nuveen & Co.
 Chicago, IL 60606                                            Incorporated; Vice
                                                              President (since January
                                                              1998) of Nuveen Advisory
                                                              Corp. and Nuveen
                                                              Institutional Advisory
                                                              Corp.

--------------------------------------------------------------------------------------
 William M. Fitzgerald  3/2/64  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                        Advisory Corp. (since
 Chicago, IL 60606                                            December 1995);
                                                              Assistant Vice President
                                                              of Nuveen Advisory Corp.
                                                              (from September 1992 to
                                                              December 1995), prior
                                                              thereto, Assistant
                                                              Portfolio Manager of
                                                              Nuveen Advisory Corp.

--------------------------------------------------------------------------------------
 Stephen D. Foy        5/31/54  Vice President and Controller Vice President of John
 333 West Wacker Drive                                        Nuveen & Co.
 Chicago, IL 60606                                            Incorporated and (since
                                                              May 1998) The John
                                                              Nuveen Company, Vice
                                                              President (since
                                                              September 1999) of
                                                              Nuveen Senior Loan Asset
                                                              Management Inc.,
                                                              Certified Public
                                                              Accountant.

--------------------------------------------------------------------------------------
 J. Thomas Futrell      7/5/55  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                        Advisory Corp.;
 Chicago, IL 60606                                            Chartered Financial
                                                              Analyst
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Fund   During Past Five Years
-------------------------------------------------------------------------------
 Richard A. Huber        3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Institutional Advisory
 Chicago, IL 60606                                   Corp. (since March 1998)
                                                     and Nuveen Advisory Corp.
                                                     (since January 1997);
                                                     prior thereto, Vice
                                                     President and Portfolio
                                                     Manager of Flagship
                                                     Financial, Inc.

-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of John
                                                     Nuveen & Co. Incorporated;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Advisory Corp.;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Institutional
                                                     Advisory Corp.; Assistant
                                                     Secretary of The John
                                                     Nuveen Company and (since
                                                     January 1997) Nuveen Asset
                                                     Management Inc.; Vice
                                                     President and Assistant
                                                     Secretary (since September
                                                     1999) of Nuveen Senior
                                                     Loan Asset Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since
 333 West Wacker Drive                               September 1996),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since December
                                                     1993) of Nuveen Advisory
                                                     Corp., Portfolio Manager
                                                     prior thereto; Vice
                                                     President (since September
                                                     1996), previously
                                                     Assistant Vice President
                                                     (since May 1995) of Nuveen
                                                     Institutional Advisory
                                                     Corp., Portfolio Manager
                                                     prior thereto; Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996), Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp., Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.
-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of John Nuveen & Co.
                                                     Incorporated; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Advisory Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Vice President and
                                                     Assistant Secretary of The
                                                     John Nuveen Company (since
                                                     May 1994); Vice President
                                                     and Assistant Secretary
                                                     (since September 1999) of
                                                     Nuveen Senior Loan Asset
                                                     Management Inc.; Chartered
                                                     Financial Analyst.

--------------------------------------------------------------------------------

Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets be-tween regular meetings of the Board of Directors, is authorized to exercise all of the powers of the Board of Directors.

The directors of the Corporation are directors or trustees, as the case may be, of 37 Nuveen open-end funds and 54 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 13 Nuveen open-end funds and closed-end funds advised by Nuveen Institu-tional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Manage-ment. None of the independent directors has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.

The following table sets forth compensation paid by the Corporation to each of the directors of the Corporation and the total compensation paid to each direc-tor during the fiscal year ended February 29, 2000. The Corporation has no re-tirement or pension plans. The officers and directors affiliated with Nuveen serve without any compensation from the Corporation.

                                             Aggregate       Total Compensation
                                           Compensation     From Corporation and
                                        from the series of      Fund Complex
      Name of Trustee                   this Corporation(1) paid to Directors(2)
      ---------------                   ------------------- --------------------
      Robert P. Bremner................        $822               $72,000
      Lawrence H. Brown................        $885               $78,750
      Anne E. Impellizzeri.............        $822               $72,000
      Peter R. Sawers..................        $822               $74,500
      William S. Schneider.............        $822               $72,000
      Judith M. Stockdale..............        $822               $72,000

--------

(1) The compensation paid (but not including amounts deferred) to the indepen-dent directors for the fiscal year ended February 29, 2000 for services to the Fund.

(2) Based on the compensation paid (including any amounts deferred) to the in-dependent directors for the fiscal year ended February 29, 2000 for serv-ices to the open-end and closed-end funds advised by NAC.

Each director who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as in-vestment adviser or manager and a $1,000 fee per day plus expenses for atten-dance at all meetings held on a day on which a regularly scheduled Board meet-ing is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $250 fee per day plus ex-penses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends. The annual retainer, fees and ex-penses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Corporation requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.

The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activ-ities of their community. These programs include a matching contributions pro-gram and a direct contributions program. The independent directors of the funds managed by NAC are eligible to participate in the charitable contributions pro-gram of JNC. Under the matching program, JNC will match the personal contribu-tions of a director to

Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent directors are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the director, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

The officers and directors of the Corporation, in the aggregate, own less than 1% of the shares of the Fund.

             INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Nuveen Advisory acts as investment adviser for the Fund and in such capacity manages the investment and reinvestment of the assets of the Fund. Nuveen Advi-sory also administers the Fund's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions. See "Who Man-ages the Fund" in the Prospectus.

Pursuant to an investment management agreement between Nuveen Advisory and the Fund, the Fund has agreed to pay annual management fees at the rates set forth below, which are based on the Fund's average daily net assets:

Average Daily Net Assets  Management Fee
----------------------------------------
First $125M                0.5000 of 1%
Next $125M                 0.4875 of 1%
Next $250M                 0.4750 of 1%
Next $500M                 0.4625 of 1%
Next $1B                   0.4500 of 1%
Over $2B                   0.4250 of 1%

Through December 31, 1999, Nuveen Advisory had undertaken to reimburse Fund ex-penses in an amount necessary to limit total operating expenses to .75 of 1% of the Fund's daily net assets. Thereafter, Nuveen Advisory may choose to modify, continue or discontinue these reimbursements at its sole discretion.

Before June 25, 1999 and pursuant to an investment management agreement between Nuveen Advisory and the Fund, the Fund agreed to pay annual management fees at the rates set forth below, which are based on the Fund's average daily net as-sets:

Average Daily Net Assets    Management Fees
-------------------------------------------
For the first $500 million      .5000 of 1%
For the next $500 million       .4750 of 1%
For assets over $1 billion      .4500 of 1%

For periods before June 25, 1999, Nuveen Advisory had agreed to waive all or a portion of its management fee or reimburse certain expenses of the Fund in or-der to prevent total operating expenses (including Nuveen Advisory's manage-ment fee, but excluding interest, taxes, fees incurred in acquiring and dis-posing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net assets of the Fund. Nuveen Advi-sory could also voluntarily agree to reimburse additional expenses from time to time, which could be terminated at any time in its discretion. For the last three fiscal years, the Fund paid net management fees to Nuveen Advisory as follows:

                                   Fee Waivers and Expense
 Management Fees Net of Expense   Reimbursements from Nuveen
  Reimbursement Paid to Nuveen      Advisory for the Year
   Advisory for the Year Ended              Ended
------------------------------------------------------------
  2/28/98     2/28/99    2/29/00  2/28/98  2/28/99  2/29/00
------------------------------------------------------------
 $1,196,845  $1,146,838  $584,105 $178,780 $131,692 $657,154

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Fund's principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal under-writer for Nuveen Mutual Funds, and has served as co-managing underwriter for the Nuveen Exchange-Traded Funds. Over 1,300,000 individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a cen-tury of expertise to the Municipal bond market. Overall, Nuveen and its affil-iates manage or oversee more than $70 billion in assets in a variety of prod-ucts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is ap-proximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries.

Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Re-search Department. The Nuveen Research Department reviews more than $100 bil-lion in municipal bonds every year.

The Fund, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund man-agement personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take ad-vantage of, the Fund's anticipated or actual portfolio transactions, and is designed to assure that the interest of Fund shareholders are placed before the interest of Nuveen personnel in connection with personal investment trans-actions.

                            PORTFOLIO TRANSACTIONS

Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of the Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be ob-tained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

The Fund since its inception has effected all portfolio transactions on a prin-cipal (as opposed to an agency) basis and, accordingly, has not paid any bro-kerage commissions.

Purchases from underwriters include a commission or concession paid by the is-suer to the underwriter, and purchases from dealers include the spread between the bid and asked price. Given the best price and execution obtainable, it is the practice of the Fund to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on in-formation and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. Any research benefits obtained are available to all of Nuveen Advisory's other clients. While Nuveen Advisory will be primarily responsible for the placement of the Fund's business, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Directors of the Corporation.

Nuveen Advisory reserves the right to, and does, manage other investment ac-counts and investment companies or other clients which may have investment ob-jectives similar to the Fund. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main fac-tors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recom-mending investments to the Fund and such other clients.

While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Corporation's Board of Directors that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from ex-posure to simultaneous transactions.

Under the Investment Company Act of 1940, the Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the type of securities purchased by the Fund and the amount of securities which may be purchased in any one is-sue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Directors of the Cor-poration, including a majority of the members thereof who are not interested persons of the Fund.

                                NET ASSET VALUE

As stated in the Prospectus, the net asset value of the shares of the Fund will be determined by The Chase Manhattan Bank, the Fund's custodian, as of 4:00 p.m., Eastern Time, (1) on each day on which the Federal Reserve Bank of Boston is normally open and (2) on any day during which there is sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be materially af-fected by such changes in the value of the portfolio securities. The Federal Reserve Bank of Boston is not open and the Fund will similarly not be open on New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Fri-day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. It is possible that changing circumstances during the year will result in addition or deletions to the above lists. The net asset value per share will be computed by dividing the value of the portfo-lio securities held by the Fund, plus cash or other assets, less liabilities, by the total number of shares outstanding at such time.

As stated in the Prospectus, the Fund will seek to maintain a net asset value of $1.00 per share. In this connection, the Fund values its portfolio securi-ties at their amortized cost, as permitted by the Securities and Exchange Com-mission (the "Commission") under Rule 2a-7 under the Investment Company Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing an instrument at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Fund, as a condition to the use of amortized cost and the maintenance of its per share net asset value of $1.00, must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remain-ing maturities of 397 days or less, and invest only in securities determined to be of high quality with minimal credit risks. The Fund may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, upon certain conditions contained in rules and regulations issued by the Securities and Exchange Commission under the Investment Company Act of 1940, but will do so only if there is a secondary market for such instruments or if they carry demand features, permissible under rules of the Commission for money market funds, to recover the full principal amount thereof upon specified notice at par, or both.

The Board of Directors, pursuant to Rule 2a-7, has established procedures de-signed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such pro-cedures will include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quo-tations and market equivalents used in such review may be obtained from a pric-ing agent approved by the Board of Directors. The Board has selected Nuveen Ad-visory to act as pricing agent, but in the future may select an independent pricing service to perform this function. In serving as pricing agent, Nuveen Advisory will follow guidelines adopted by the Board, and the Board will monitor Nuveen Advisory to see that the guidelines are followed. The pricing agent will value the Fund's investment based on methods which include consideration of yield or prices of municipal obligations of comparable quality, coupon, maturity, and type; indi-cations as to values from dealers; and general market conditions. The pricing agent may employ electronic data processing techniques and/or a matrix system to determine valuations. The extent of any deviation between the Fund's net as-set value based on the pricing agent's market valuation and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such de-viation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors deter-mines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or pay-ment of distributions from capital gains; redemption of shares in kind; or es-tablishing a net asset value per share by using available market quotations.

                                  TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Fund.

The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

As a regulated investment company, the Fund will not be subject to federal in-come tax on the portion of its net investment income and net realized gain that is currently distributed to shareholders in any taxable year for which the Fund distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other tax-able income other than "net capital gain" (the excess of its net long-term cap-ital gain over its net short-term capital loss) and is reduced by deductible expenses) and (ii) its "net tax-exempt interest" (the excess of its gross tax-exempt interest income over certain disallowed deductions).

The Fund also intends to satisfy conditions which will enable it to designate certain distributions, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to regular federal income tax on the amount of such dividends.

Distributions by the Fund of net interest income received from certain taxable investments (such as certificates of deposit, commercial paper and obligations of the United States Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If the Fund purchases a security at a market discount, any gain realized by the Fund upon the sale or redemption of the security will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as a capital gain. Any net long-term capital gains realized by the Fund and distributed to shareholders in cash or in additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund. The Fund does not expect to realize significant long-term capital gains. Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

Capital gains are taxable to shareholders either as ordinary income or as long-term capital gains, depending on how long the fund owned the investment. Early in each year, you will receive a statement detailing the amount and nature of all capital gains that you were paid during the prior year.

In the very unlikely event that the fund realizes capital gains or ordinary income subject to regular federal income tax, it will pay any capital gains or other taxable distributions in December.

If the Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

The redemption or exchange of the shares of the Fund is not expected to result in capital gain or loss to the shareholders because the Fund's net asset value is expected to remain constant at $1.00 per share. To the extent that the Fund's net asset value is greater or less than $1.00 per share, redemptions or exchanges may result in capital gain or loss to the shareholder.

In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least
98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on Octo-ber 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. The Fund intends to make timely distributions in compliance with these re-quirements and consequently it is anticipated that it generally will not be re-quired to pay the excise tax.

If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from tax-exempt securities) and distributions to its shareholders out of net interest income from tax-exempt securities or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

The Fund may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the fa-cilities financed by such bonds or "related persons" of such "substantial us-ers." Accordingly, the Fund may not be an appropriate investment for a share-holder who is considered either a "substantial user" or a "related person" within the meaning of the Code. In general, a "substantial user" of a facility financed from the proceeds of private activity bonds includes a "non-exempt person who regularly uses a part of such facility in his trade or business." "Related persons" are in general defined to include persons among whom there exists a relationship, either by family or business, which would result in a disallowance of losses in transactions among them under various provisions of the Code (or if they are members of the same controlled group of corporations under the Code). This includes a partnership and each of its partners (includ-ing their spouses and minor children) and an S corporation and each of its shareholders (and their spouses and minor children). Various combinations of these relationships may also constitute "related persons" under the Code. For additional information, investors should consult their tax advisors before in-vesting in the Fund.

Federal tax law imposes an alternative minimum tax with respect to both corpo-rations and individuals. Interest on certain securities, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is in-cluded as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund receives income from securities subject to the alternative minimum tax, a portion of the divi-dends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Fund will annually supply share-holders with a report indicating the percentage of Fund income attributable to securities subject to the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is in-creased by 75% of the difference between an alternative measure of income ("ad-justed current earnings") and the amount otherwise determined to be the alter-native minimum taxable income. Interest on all securities, and therefore all distributions by the Fund that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

Individuals whose provisional income exceeds a base amount will be subject to federal income tax on up to one-half of their social security or railroad re-tirement benefits. Provisional income currently includes adjusted gross income, one-half of social security benefits and tax-exempt interest, including exempt-interest dividends from the Fund. Individuals whose modified income exceeds an adjusted base amount are required to include in gross income up to 85% of their social security or railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry shares of the Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

The Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifi-cates, or who are otherwise subject to back-up withholding.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or adminis-trative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its shareholders.

State Tax Matters

The following is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Fund, and assumes that the Fund will be qualified as a regulated invest-ment company under Subchapter M of the Code.

The exemption from federal income tax for distributions which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxa-tion of such distributions, and shareholders of the Fund are advised to consult their own tax advisors in that regard.

                            PERFORMANCE INFORMATION

The historical performance may be expressed in terms of "yield," "effective yield" or "taxable equivalent yield." The Fund's "yield" refers to the rate of income generated by an investment in the Fund over a specified seven-day peri-od, expressed as an annualized figure. "Effective yield" is calculated simi-larly except that, when annualized, the income earned by the investment is as-sumed to be reinvested. Due to this compounding effect, the effective yield will be slightly higher than the yield. Yield figures will fluctuate over time. "Taxable equivalent yield" is the yield that a taxable investment would need to generate in order to equal the Fund's yield on an after-tax basis for an in-vestor in a stated tax bracket (normally assumed to be the bracket with the highest marginal tax rate). A taxable equivalent yield quotation will be higher than the yield or the effective yield quotations for the Fund. The Fund's yield and effective yield for the seven-day period ended February 29, 2000 were 3.01% and 3.05%, respectively. These various measures of performance are described below.

Yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, current yield is based on a seven-day period and is computed as follows: The Fund's net invest-ment income per share for the period is divided by the price per share (ex-pected to remain constant at $1.00) at the beginning of the period, the result (the "base period return") is divided by 7 and multiplied by 365, and the re-sulting figure is carried to the nearest hundredth of one percent. For the pur-pose of this calculation, the Fund's net investment income per share includes its accrued interest income plus or minus amortized purchase discount or pre-mium less accrued expenses, but does not include realized capital gains or losses or unrealized appreciation or depreciation of investments.

The Fund's effective yield is calculated by taking the base period return (com-puted as described above) and calculating the effect of assumed compounding. The formula for effective yield is: (base period return + 1) 365/7 - 1.

Taxable equivalent yield is computed by dividing that portion of the Fund's yield which is tax-exempt by 1 minus the stated federal income tax rate and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. Based upon (1) a 2000 federal income tax of 39.6%, and (2) the yield for the Fund as described above for the seven-day period ended February 29, 2000, the taxable equivalent yield for the Fund for that period was 4.98%.

The Fund's yield will fluctuate, and the publication of annualized yield quota-tions is not a representation of what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in question, but also on such matters as the Fund's expenses.

In reports or other communications to shareholders or in advertising and sales literature, the Fund may compare its performance to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), by Donoghue's Money Fund Report ("Donoghue's") or similar services or by financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Per-formance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year or other types of performance figures. Lipper performance calculations include the reinvestment of all capi-tal gain and income dividends for the periods covered by the calculations. As reported by Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

A comparison of tax-exempt and taxable equivalent yields is one element to con-sider in making an investment decision. The Fund may from time to time in its advertising and sales materials compare its then current yields as of a recent date with the yields on taxable investments such as corporate or U.S. Govern-ment bonds and bank CDs or money market accounts, each of which has investment characteristics that may differ from those of the Fund. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are generally shorter term investments insured by an agency of the federal government. Bank money market accounts and money market funds provide stability of principal but pay interest at rates which vary with the condition of the short-term taxable debt market.

The following table shows the effects for individuals of federal income taxes on the amount that those subject to a given tax rate would have to put into a tax-free investment in order to generate the same after-tax income as a taxable investment.*

  Read down to find the amount of a tax-free investment at the specified rate that would provide the same after-tax income as a $50,000 taxable invest-ment at the stated taxable rate.

          2.00%    2.50%    3.00%    3.50%    4.00%    4.50%    5.00%
Taxable  Tax-Free Tax-Free Tax-Free Tax-Free Tax-Free Tax-Free Tax-Free
-----------------------------------------------------------------------
3.00%    $ 51,750 $41,400  $34,500  $29,571  $25,875  $23,000  $20,700
-----------------------------------------------------------------------
4.00%    $ 69,000 $55,200  $46,000  $39,429  $34,500  $30,667  $27,600
-----------------------------------------------------------------------
5.00%    $ 86,250 $69,000  $57,500  $49,286  $43,125  $38,333  $34,500
-----------------------------------------------------------------------
6.00%    $103,500 $82,800  $69,000  $59,143  $51,750  $46,000  $41,400
-----------------------------------------------------------------------
7.00%    $120,750 $96,600  $80,500  $69,000  $60,375  $53,667  $48,300
-----------------------------------------------------------------------

*The dollar amounts in the table reflect a 31% federal income tax rate.

The table is for illustrative purposes only and is not intended to predict the actual return you might earn on your investment. The Fund occasionally may ad-vertise its performance in similar tables using a different current tax rate than that shown here. The tax rate shown here may be higher or lower than your actual tax rate; a higher tax rate would tend to make the dollar amounts in the table lower, while a lower tax rate would make the amounts higher. You should consult your tax advisor to determine your actual tax rate.

Taxable Equivalent Yield Tables
The following tables show the effects for individuals of federal income taxes on what you would have to earn on a taxable investment to equal a given tax-free yield. These tables are for illustrative purposes only and are not in-tended to predict the actual return you might earn on a Fund investment. The Fund occasionally may advertise its performance in similar tables using other current tax rates than those shown here. The tax rates used in these tables have been rounded to the nearest one-half of one percent. They are based upon published 2000 marginal federal tax rates and do not take into account changes in tax rates that are proposed from time to time. A taxpayer's marginal tax rate is affected by both his taxable income and his adjusted gross income. The tables assume taxpayers are not subject to any alternative minimum taxes and deduct any state income taxes paid on their federal income tax return. They reflect the effect of the current federal tax limitations on itemized deductions and personal exemptions, which were designed to phase out certain benefits of these deductions for higher income taxpayers. These limitations are subject to certain maximums, which depend on the number of exemptions claimed and the total amount of the taxpayer's itemized deductions. For example, the limitation on itemized deduc-tions will not cause a taxpayer to lose more than 80% of his allowable itemized deductions with certain exceptions. The tax rates shown here may be higher or lower than your actual tax rate.

Marginal tax rates for joint taxpayers with four personal exemptions

                    Federal                      Tax-Free Yield
  Federal          Adjusted Federal  2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
  Taxable             Gross     Tax -----------------------------------------------------------------------
   Income            Income    Rate         Taxable Equivalent Yield
-----------------------------------------------------------------------------------------------------------
$      0-
   43,850  $      0-128,950    15.0% 2.35  2.94  3.53  4.12  4.71  5.29  5.88
  43,850-
  105,950         0-128,950    28.0  2.78  3.47  4.17  4.86  5.56  6.25  6.94
            128,950-193,400    29.0  2.82  3.52  4.23  4.93  5.63  6.34  7.04
 105,950-
  161,450         0-128,950    31.0  2.90  3.62  4.35  5.07  5.80  6.52  7.25
            128,950-193,400    32.0  2.94  3.68  4.41  5.15  5.88  6.62  7.35
            193,400-315,900    34.5  3.05  3.82  4.58  5.34  6.11  6.87  7.63
 161,450-
  288,350   128,950-193,400    37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
            193,400-315,900    40.5  3.36  4.20  5.04  5.88  6.72  7.56  8.40
               Over 315,900    37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
     Over
  288,350   193,400-315,900    44.5  3.60  4.50  5.41  6.31  7.21  8.11  9.01
               Over 315,900    41.0  3.39  4.24  5.08  5.93  6.78  7.63  8.47
-----------------------------------------------------------------------------------------------------------

Marginal tax rates for single taxpayers with one personal exemption

                    Federal                       Tax-Free Yield
  Federal          Adjusted           2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
  Taxable             Gross  Federal  --------------------------------------------------------------------
   Income            Income Tax Rate         Taxable Equivalent Yield
----------------------------------------------------------------------------------------------------------
$      0-
   26,250  $      0-128,950     15.0% 2.35  2.94  3.53  4.12  4.71  5.29  5.88
  26,250-
   63,550         0-128,950     28.0  2.78  3.47  4.17  4.86  5.56  6.25  6.94
  63,550-
  132,600         0-128,950     31.0  2.90  3.62  4.35  5.07  5.80  6.52  7.25
            128,950-251,450     32.5  2.96  3.70  4.44  5.19  5.93  6.67  7.41
 132,600-
  288,350   128,950-251,450     38.0  3.23  4.03  4.84  5.65  6.45  7.26  8.06
               Over 251,450     37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
     Over
  288,350      Over 251,450     41.0  3.39  4.24  5.08  5.93  6.78  7.63  8.47
----------------------------------------------------------------------------------------------------------

                ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Exchange Privileges

You may exchange shares of the fund for the appropriate class of shares of any other open-end management investment company with reciprocal exchange privi-leges advised by Nuveen Advisory or Nuveen Institutional Advisory (the "Nuveen Funds"), into an identically registered account, provided that the Nuveen Fund into which shares are to be exchanged is offered in the shareholder's state of residence and that the shares to be exchanged have been held by the shareholder for a period of at least 15 days. You may exchange fund shares by calling (800) 257-8787 or by mailing your written request to our Transfer Agent. Shares of Nuveen Funds purchased subject to a front-end sales charge may be exchanged for shares of the fund or any other Nuveen Fund at the next determined net asset value without any front-end sales charge. No CDSC otherwise applicable will be assessed on an exchange, and the holding period of your investment will be car-ried over to the new fund for purposes of determining any future CDSC. Shares of any Nuveen Fund purchased through dividend reinvestment or through reinvest-ment of Nuveen Defined Portfolio distributions (and any dividends thereon) may be exchanged for Class A shares of any Nuveen Fund without a front-end sales charge. Exchanges of shares with respect to which no front-end sales charge has been paid will be made at the public offering price, which may include a front-end sales charge, unless a front-end sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be ex-changed were originally issued in exchange for shares on which a front-end sales charge was paid), in which case the exchange will be made at net asset value. Because certain other Nuveen Funds may determine net asset value and therefore honor purchase or redemption requests on days when the fund does not (generally, Martin Luther King's Birthday, Columbus Day and Veterans Day), ex-changes of shares of one of those funds for shares of the fund may not be ef-fected on such days.

The total value of shares being exchanged must at least equal the minimum in-vestment requirement of the Nuveen Fund into which they are being exchanged. Exchanges are made based on the relative dollar values of the shares involved in the exchange, and will be effected by redemption of shares of the Nuveen Fund held and purchase of the shares of the other Nuveen Fund. For federal in-come tax purposes, any such exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before exercising any exchange, you should obtain the Prospectus for the Nuveen Fund into which shares are to be exchanged and read it carefully. If the registration of the account for the fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the fund. The exchange privilege may be modified or discontinued at any time. If you do not wish to have telephone ex-change privileges, you must indicate this in the "Telephone Services" section of your Account Application or otherwise notify the Fund in writing of your desire.

Additional Information

An account will be maintained for each shareholder of record in the Fund by our Transfer Agent. Share certificates will be issued only upon written request of the shareholder to our Transfer Agent. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment require-ments.

Confirmations of each purchase and redemption order as well as monthly state-ments are sent to every shareholder. Master accounts also receive a monthly summary report setting forth the share balance and dividends earned for the month for each sub-account established under that master account.

A change in registration or transfer of shares held in the name of a broker/dealer can only be effected by an order in good form from the broker/dealer acting on behalf of the investor. Broker/dealers are encouraged to open single master accounts. However, some broker/dealers may wish to use our Transfer Agent's sub-accounting system to minimize their internal record-keeping requirements. A broker/dealer or other investor requesting shareholder servicing or accounting other than the master account or subaccounting service offered by the Fund will be required to enter into a separate agreement with the agent for these services for a fee to be determined in accordance with the level of services to be furnished.

Banks and other organizations through which investors may purchase shares of the Fund may impose charges in connection with purchase orders. Investors should contact their institutions directly to determine what charges, if any, may be imposed.

A fee of 1% of the current market value of any shares represented by a certifi-cate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for issuance of the lost, stolen, or de-stroyed certificate.

Subject to the rules of the SEC, the Fund reserves the right to suspend the continuous offering of the shares at any time, but such suspension shall not affect the shareholder's right of redemption as described below. The Fund also reserves the right to reject any purchase order and to waive or increase mini-mum investment requirements.

Telephone Redemption via Fund DirectSM

To redeem shares held in non-certificate form by telephone with the redemption proceeds paid via Fund Direct-Electronic Funds Transfer, you must complete the Telephone Services section of the enclosed Application Form and return it to Nuveen or our Transfer Agent. If you did not authorize Telephone Redemption via Fund Direct when you opened your account, you may do so by sending a written request to the Fund signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Proceeds of share redemptions made by Fund Di-rect will be transferred only to the commercial bank account specified by the shareholder. Redemption proceeds may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day the redemption proceeds would ordinarily be wired.

You may make Fund Direct redemption requests by calling Nuveen at (800) 257-8787. If a telephone redemption request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption is effected on the follow-ing business day. For regular redemption requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption is effected on the second business day fol-lowing the request. You will typically receive your funds within three busi-ness days after your redemption is effected.

How to Change Authorized Redemption Instructions
In order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds, a written request specifying the change must be sent to Nuveen. This request must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guaran-tee Program or in such other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or per-sonal representatives.

The Fund reserves the right to refuse a telephone redemption and, at its op-tion, may limit the timing, amount or frequency of these redemptions. This procedure may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund, the transfer agent and Nuveen will not be liable for fol-lowing telephone instructions reasonably believed to be genuine.

Redemption in Kind
The Fund has committed to pay in cash all redemption requests made by each shareholder during any 90 day period up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental pol-icy of the Fund which may not be changed without shareholder approval. In the case of redemption requests in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment in whole or in part in secu-rities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

Other Practices
The Fund may encourage registered representatives and their firms to help ap-portion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in money mar-ket instruments.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the shareholders of the Fund.

The Fund has authorized certain brokers and firms to accept purchase and re-demption orders on its behalf. The Fund will consider an order to be "received" when such a broker or firm accepts the order from its customer.

In addition to the types of compensation to dealers to promote sales of Fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are ex-pected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods.

                                  SERVICE PLAN

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was adopted by the Board of Directors, including a majority of direc-tors who are not interested persons and who have no direct or indirect finan-cial interest in the Plan, and approved by shareholders.

Under the Plan, the Fund pays Nuveen an annual fee according to the schedule below. Nuveen will pay this fee to authorized dealers of record, including Nuveen, for providing ongoing services to the Fund and its shareholders. Such services generally include establishing and maintaining shareholder accounts, processing purchase and redemption orders, arranging for bank wires and answer-ing shareholder inquiries. Under the Plan, the Fund pays the entire amount of the fees. Nuveen may, in its discretion and from its own resources, pay certain financial service firms additional amounts for services rendered to sharehold-ers.

The annual 12b-1 fee under the Plan is computed as follows:

Net Assets of Serviced     12b-1
Accounts                    Fee
--------------------------------
Less than $2 million       .10%
$2 million to $5 million   .15%
$5 million to $10 million  .20%
$10 million and over       .25%
--------------------------------

Under the Plan, the Controller or Treasurer of the Corporation will report quarterly to the Board of Directors for its review amounts expended for distri-bution services. The Plan, may be terminated at any time, without the payment of any penalty, by a vote of a majority of the directors who are not "inter-ested persons" and who have no direct or indirect financial interest in the Plan or any related agreements or by vote of a majority of the outstanding vot-ing securities of the Fund. The Plan may be renewed from year to year if ap-proved at least annually by a vote of the Board of Directors and a vote of the non-interested directors who have no direct or indirect financial interest in the Plan or the related service agreements cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Directors who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under ap-plicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan is intended to benefit the fund by promoting the sale of Fund shares, which in turn leads to economies of scale and helps assure the continued viability of the Fund. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without shareholder approval, and any other material amendments of the Plan must be approved by the non-interested directors by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, as required by the Rule, the selection and nomination of the non-interested directors of the Corporation will be committed to the discretion of the non-interested directors then in office. Nuveen's compensation under the Plan is not based on Nuveen's expenses incurred in providing services to shareholders.

No director of the Corporation and no "interested" person of the Corporation has any direct or indirect financial interest in the Plan or any agreement re-lated to the Plan.

Before June 1999, Fund shares were offered subject to a 12b-1 fee pursuant to a Distribution Plan. The Plan was adopted by a vote of the Board of Directors including a majority of the directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the oper-ation of the Plan. Under the Plan, the Fund and Nuveen paid fees to service organizations for services rendered in the distribution of shares of the Fund or the servicing of shareholder accounts. Nuveen entered into service agree-ments with organizations who render such services. Service payments to such organizations were made in accordance with the following schedule:

Daily Average Assets of  Payment on an
Serviced Accounts        Annualized Basis
-----------------------------------------
$0-$2 Million               .10 of 1%
$2-$5 Million               .15 of 1%
$5-$10 Million              .20 of 1%
$10 Million and Over        .30 of 1%

Payments of the above fees were split evenly between Nuveen and the Fund and thus the maximum the Fund paid on an annualized basis was .15 of 1%. Nuveen could, in its discretion, pay from its own resources to a service organization satisfying certain criteria an additional amount not to exceed in the case of a given service organization the greater of (a) .05 of 1% per year based on average assets of accounts serviced, or (b) the amount by which the payment, if based on .30 of 1% of average assets of accounts serviced, would have ex-ceeded the actual amount of the payment under the above schedule. Expenses that are incurred under the Plan in a given fiscal year but not reimbursed by the Fund in that year are not carried over to future years. For the fiscal year ended February 29, 2000, the Fund paid fees to service organizations un-der the Plan in the amount of $333,532.

                OTHER INFORMATION REGARDING SHARES OF THE FUND

Shareholders should note that when a fund dividend check has been returned to the sender by the post office after repeated mailings, the shareholder account will thereafter be registered for automatic reinvestment of dividends and thus the dividend check and future dividend checks will be reinvested in additional Fund shares. Shareholders are reminded that they need to advise the Fund promptly in writing of any change in address.

The Glass-Steagall Act and other applicable laws, among other things, may limit banks from engaging in the business of underwriting, selling or distrib-uting securities. Since the only functions of banks who may be engaged as service organizations is to perform administrative shareholder servicing func-tions, the fund believes that such laws should not preclude a bank from acting as a service organization. However, future changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative deci-sions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or a part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders of the Fund and alternative means for contin-uing the servicing of such shareholders would be sought.

Nuveen serves as the principal underwriter of the shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1987 and last renewed on July 30, 1999 ("Distribu-tion Agreement"). Pursuant to the Distribution Agreement, the Fund, appointed Nuveen to be its agent for the distribution of the Fund's shares on a continu-ous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the Fund's then effective registration statement. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Fund's shares, including printing and distributing of prospectuses and Statements of Additional Information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of com-pensation and giving of concessions to dealers. Expenses incurred in register-ing the Fund and its shares under federal and state securities laws are paid by the Fund.

To help advisors and investors better understand and more efficiently use an investment in the Fund to reach their investment goals, the Fund and its spon-sor, Nuveen, may advertise and create specific investment programs and sys-tems. For example, such activities may include presenting information on how to use an investment in the Fund, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accu-mulate assets for future education needs or periodic payments such as insur-ance premiums. The Fund and its sponsor may produce software or additional sales literature to promote the advantages of using the Fund to meet these and other specific investor needs.

                             FINANCIAL STATEMENTS

The audited financial statements for the Fund's most recent fiscal year appear in the Fund's Annual Reports. The Annual Reports accompany this Statement of Additional Information.

ANNUAL REPORT February 29, 2000


NUVEEN
Investments


NUVEEN

MONEY MARKET

FUNDS



[PHOTO APPEARS HERE]
                                   Municipal

                                   California Tax-Exempt

                                   New York Tax-Exempt

    Contents

 1  Dear Shareholder
 3  Nuveen Money Market Funds Spotlight
 4  Portfolio of Investments
12  Statement of Net Assets
13  Statement of Operations
14  Statement of Changes in Net Assets
17  Notes to Financial Statements
21  Financial Highlights
22  Report of Independent Public Accountants
23  Shareholder Meeting Report
25  Fund Information

DEAR

Shareholder,


Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams - the things that matter most to you and how you can make them happen - or make them better.

Through a well-crafted financial plan, you have the chance to shape future generations - to broaden your sphere of influence - to leave your legacy.

As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality - for yourself and future generations.


A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices - choices that affect not only your loved ones today, but those your legacy will touch in the future.

     Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interest at heart.

Family Wealth Management Too often, family wealth management is thought of in one dimension - as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.

     We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.


The Economic Environment You may be reading this report at the suggestion of your financial advisor. I want to briefly report on the economic environment in which your Nuveen investment performed.

     The end of your fund's fiscal period, February 29, 2000, was an important day in our nation's economic life. It marked the 107th month of continued economic expansion, the longest period of expansion in history. The only period to rival that length was the 106-month expansion from February 1961 to December 1969, a period known best for its military conflicts, domestic unrest and soaring inflation.

     That was then; this is now.

     The vigilant inflationary watch of Federal Reserve Chairman Alan Greenspan, the growth of the Internet and other technology-related developments and the globalization of the economy are three reasons for continued economic health.


[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board


 "We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values."



                                                           ANNUAL REPORT  page 1

     In their battle to keep inflation at bay, Greenspan's Fed raised interest rates on February 2, 2000 and again on March 21, 2000. The latest increase marked the fifth time the Fed has raised the federal funds rate - the interest that banks charge each other on overnight loans - since June 1999.

     Over the short term, the inflation threat has meant increased price fluctuations in the equity markets. Part of that is due to the fact that investors and the various markets have been watching -- and reacting to -- every announcement concerning economic statistics.

     Longer term, there's still faith in the emerging paradigm, which holds that improvements in productivity enable us to have both economic growth and low inflation at the same time. The 1960's 106-month expansion that I noted earlier was fueled by government spending. Today's economy has been fueled by consumer spending and improved productivity.


Performance Review I'm pleased to report that despite market volatility, Nuveen's municipal money market funds continued to provide investors with attractive short-term rates. As of February 29, 2000, Nuveen Municipal Money Market Fund offered investors a 7-day tax-free yield of 3.01%, which represented a taxable-equivalent yield of 4.36% for investors in the 31% federal income tax bracket. The tax-free 7-day yields for the two state money market funds were 2.99% for New York and 2.34% for California. The taxable-equivalent yield for New York was 4.64% for investors in the 35.5% combined federal and state income tax bracket. The taxable-equivalent yield for California was 3.74% for investors in the 37.5% combined federal and state income tax bracket. Please see the Fund Spotlight in this report for more information.


In Closing We believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs. As you pursue your life's dreams, your financial advisor can serve as a valuable resource in helping you keep short-term market events in perspective while you focus on your overall financial plan.

     For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.

Sincerely,

/s/Tim Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 14, 2000


Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. This select group of asset management firms directs the investment activities of the Nuveen Mutual Funds. Nuveen has chosen them for their rigorously disciplined investment approaches and their focus on consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Advisory Services (NIAS). NIAS follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing upon 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence and trading leverage of a market leader.


ANNUAL REPORT  page 2

Terms To Know


SEC Yield A standardized calculation that the Securities and Exchange Commission requires mutual funds to use when advertising rates of income return. This standardized rate ensures that investors are comparing "apples to apples" when comparing advertisements from different mutual fund companies.

Taxable Equivalent Yield The yield that would have to be earned on a security to pay as much, after tax, as what is earned from a tax-exempt bond.


Past performance is no guarantee of future results.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the fund serves to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.



Fund Spotlight as of February 29, 2000


NUVEEN MUNICIPAL MONEY MARKET FUND

Portfolio Statistics
Inception Date                                             11/82
-----------------------------------------------------------------
Net Assets                                        $242.7 million
-----------------------------------------------------------------
Average Weighted Maturity                             27.37 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            3.01%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.80%
-----------------------------------------------------------------


Taxable Equivalent
(based on a federal income tax rate of 31%)
SEC 7-Day Yield                                            4.36%
-----------------------------------------------------------------
SEC 30-Day Yield                                           4.06%
-----------------------------------------------------------------


Diversification (as a % of market value)
Education and Civic Organizations                            11%
-----------------------------------------------------------------
Long-Term Care                                               11%
-----------------------------------------------------------------
Tax Obligation (General)                                     11%
-----------------------------------------------------------------
Utilities                                                    11%
-----------------------------------------------------------------
Capital Goods                                                10%
-----------------------------------------------------------------
Healthcare                                                   10%
-----------------------------------------------------------------
Housing (Multifamily)                                        10%
-----------------------------------------------------------------
Industrial/Other                                              9%
-----------------------------------------------------------------
Basic Material                                                8%
-----------------------------------------------------------------
Consumer Cyclicals                                            5%
-----------------------------------------------------------------
Consumer Staples                                              2%
-----------------------------------------------------------------
Tax Obligation (Limited)                                      1%
-----------------------------------------------------------------
Transportation                                                1%
-----------------------------------------------------------------


NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics
Inception Date                                              3/86
-----------------------------------------------------------------
Net Assets                                         $55.5 million
-----------------------------------------------------------------
Average Weighted Maturity                             31.52 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            2.34%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.20%
-----------------------------------------------------------------


Taxable Equivalent
(based on a combined federal and state income tax rate of 37.5%)
SEC 7-Day Yield                                            3.74%
-----------------------------------------------------------------
SEC 30-Day Yield                                           3.52%
-----------------------------------------------------------------


Diversification (as a % of market value)
Tax Obligation (General)                                     18%
-----------------------------------------------------------------
Healthcare                                                   14%
-----------------------------------------------------------------
Utilities                                                    14%
-----------------------------------------------------------------
Tax Obligation (Limited)                                     13%
-----------------------------------------------------------------
Housing (Multifamily)                                        12%
-----------------------------------------------------------------
Transportation                                                9%
-----------------------------------------------------------------
Water and Sewer                                               6%
-----------------------------------------------------------------
Capital Goods                                                 5%
-----------------------------------------------------------------
Consumer Staples                                              5%
-----------------------------------------------------------------
Industrial (Other)                                            4%
-----------------------------------------------------------------


NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics
Inception Date                                              2/87
-----------------------------------------------------------------
Net Assets                                         $31.6 million
-----------------------------------------------------------------
Average Weighted Maturity                             29.01 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            2.99%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.73%
-----------------------------------------------------------------


Taxable Equivalent
(based on a combined federal and state income tax rate of 35.5%)
SEC 7-Day Yield                                            4.64%
-----------------------------------------------------------------
SEC 30-Day Yield                                           4.23%
-----------------------------------------------------------------


Diversification (as a % of market value)
Tax Obligation (General)                                     30%
-----------------------------------------------------------------
Education and Civic Organizations                            17%
-----------------------------------------------------------------
Housing (Multifamily)                                        15%
-----------------------------------------------------------------
Transportation                                                9%
-----------------------------------------------------------------
Utilities                                                     9%
-----------------------------------------------------------------
Healthcare                                                    7%
-----------------------------------------------------------------
Long-Term Care                                                6%
-----------------------------------------------------------------
Consumer Cyclicals                                            3%
-----------------------------------------------------------------
Industrial (Other)                                            2%
-----------------------------------------------------------------
Water and Sewer                                               2%
-----------------------------------------------------------------




                                                           ANNUAL REPORT  page 3

                    Portfolio of Investments

                    Nuveen Municipal Money Market Fund
                    February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Alabama - 1.5%

    $  1,500   Industrial Development Board of the City of Citronelle, Alabama, Pollution Control               Aa-2    $ 1,500,000
                 Revenue Bonds, Series 1992 Refunding (Akzo Chemicals Inc. Project), Variable Rate
                 Demand Bonds, 4.050%, 2/01/04+

       2,250   Jefferson County, Alabama, Public Improvement Warrants, Series 1988 (Briarwood                    N/R      2,250,000
                 Presbyterian Church Project), Variable Rate Demand Bonds, 4.278%, 5/01/08+

-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.4%

       3,300   Maricopa County Pollution Control Corporation, Pollution Control Revenue Refunding               A-1+      3,300,000
                 Bonds (Arizona Public Service Company - Palo Verde Project), 1994 Series A, Variable
                 Rate Demand Bonds, 3.750%, 5/01/29+

-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.8%

       3,100   Pasco County Housing Finance Authority, Multi-Family Housing Revenue Bonds (Carlton Arms       VMIG-1      3,100,000
                 of Magnolia Valley Project), Series 1985, Variable Rate Demand Bonds, 3.975%, 12/01/07+

       3,800   Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Commercial         A-1+      3,800,000
                 Paper Notes, 3.350%, 3/13/00

-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 10.5%

       7,000   Illinois Development Finance Authority, Pollution Control Revenue Bonds (Diamond-Star             P-1      7,000,000
                 Motors Corporation Project), Series 1985, Variable Rate Demand Bonds, 4.800%, 12/01/08+

       6,000   Illinois Educational Facilities Authority, Shedd Aquarium Society, Series 1987B,               VMIG-1      6,000,000
                 Commercial Paper, 3.450%, 7/18/00

       3,300   Illinois Health Facilities Authority, Healthcorp Affiliates, Series 1990 (Central              VMIG-1      3,300,000
                 Du Page Hospital Association), Variable Rate Demand Revenue Bonds, 3.900%, 11/01/20+

       5,430   City of Chicago, Illinois, Revenue Bonds (De La Salle Institute Project), Series 1997,           A-1+      5,430,000
                 Variable Rate Demand Bonds, 3.950%, 4/01/27+

       1,065   County of Lake, Illinois, Variable Rate Demand Industrial Development Revenue Bonds,              N/R      1,065,000
                 Series 1996A (Lake County Press, Inc. Project), 4.000%, 4/01/16+ (Alternative Minimum
                 Tax)

       1,550   City of McHenry, Illinois, Variable Rate Demand Multifamily Housing Revenue Refunding             N/R      1,550,000
                 Bonds (Westside Crest Apartments Project), Series 1996A, 4.000%, 3/01/21+ (Alternative
                 Minimum Tax)

       1,000   City of McHenry, Illinois, Variable Rate Demand Multifamily Housing Revenue Refunding             N/R      1,000,000
                 Bonds (Fawn Ridge Apartments Project), Series 1998, 4.000%, 12/01/24+ (Alternative
                 Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 3.1%

       3,615   City of Lawrence, Indiana, Adjustable Rate Economic Development Revenue Bonds, Series 1998       A-1+      3,615,000
                 (Lawrence Affordable Housing, LLC Project), Variable Rate Demand Bonds, 3.950%, 9/01/28+
                 (Alternative Minimum Tax)

       4,000   Tippecanoe School Corporation, Indiana, Temporary Loan Warrants, 4.750%, 12/29/00                 N/R      4,014,333

-----------------------------------------------------------------------------------------------------------------------------------
               Iowa - 6.6%

       8,800   Iowa Finance Authority, Solid Waste Disposal Revenue (Cedar River Paper Company), Variable       A-1+      8,800,000
                 Rate Demand Bonds, Series 1995A, 3.950%, 5/01/25+ (Alternative Minimum Tax)

       4,400   Iowa Higher Education Loan Authority, Private College Variable Rate Demand Revenue Bonds          N/R      4,400,000
                 (Maharishi University Project), Series 1999, 3.900%, 3/01/29+

       2,900   City of Eddyville, Iowa, Industrial Development Revenue Bonds (Heartland Lysine, Inc.             N/R      2,900,000
                 Project), Series 1985, Variable Rate Demand Bonds, 4.300%, 11/01/03+

-----------------------------------------------------------------------------------------------------------------------------------
               Kansas - 2.9%

       2,100   Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group),            A-1+      2,100,000
                 Series 1998BB, Variable Rate Demand Bonds, 3.850%, 11/15/28+

       5,000   City of Olathe, Kansas, Recreational Facilities Revenue, Series 1999B (YMCA of Kansas          VMIG-1      5,000,000
                 City Project), Variable Rate Demand Bonds, 4.000%, 11/01/14+

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 6.8%

     $ 1,600   Carroll County Collateralized Solid Waste Disposal Facilities (Kentucky Utilities              VMIG-1    $ 1,600,000
                 Company Project), Variable Rate Demand Bonds, Series 1994A, 3.950%, 11/01/24+
                 (Alternative Minimum Tax)

       3,100   City of Covington, Kentucky, Industrial Building Revenue Bonds, Series 1999 (Baptist              N/R      3,100,000
                 Convalescent Center Project), Variable Rate Demand Bonds, 3.860%, 4/01/19+

       9,005   Hancock County, Kentucky, Industrial Building Revenue Refunding Bonds (Southwire Company          N/R      9,005,000
                 Project), Series 1990, Variable Rate Demand Bonds, 4.100%, 7/01/10+

       2,825   City of Wilmore, Kentucky, Adjustable Rate Demand Housing Facilities Revenue Bonds, Series        N/R      2,825,000
                 1999 (United Methodist Retirement Community, Inc. Project), 4.060%, 11/01/26+

-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.6%

       1,410   Kentwood, Louisiana, Industrial Development Adjustable Rate Demand Revenue Bonds, Series         Aa-2      1,410,000
                 1993 Refunding (Suntory Water Group Inc.), 4.050%, 8/01/12+

-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 1.9%

       4,548   Town of Milton, Massachusetts, Bond Anticipation Notes, 4.500%, 8/16/00                           N/R      4,557,041

-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 3.5%

       7,100   Michigan Job Development Authority, Limited Obligation Revenue Bonds (Frankenmuth                 A-1      7,100,000
                 Bavarian Inn Motor Lodge Project), Series A, Variable Rate Demand Bonds, 4.000%,
                 9/01/15+

       1,375   Michigan Strategic Fund, Variable Rate Demand Limited Obligation Revenue Bonds, Series 2000       N/R      1,375,000
                 (Fastco Industries, Inc. Project), 4.000%, 1/01/16+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 2.0%

       4,825   City of Bloomington, Minnesota, Floating Rate Demand Commercial Revenue Bonds (James             A-1+      4,825,000
                 Avenue Associates Project), Series 1985, Variable Rate Demand Bonds, 3.950%, 12/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 8.6%

       2,000   Health and Educational Facilities Authority of the State of Missouri, Variable Rate              A-1+      2,000,000
                 Demand Bonds, Health Facilities Revenue Bonds (St. Francis' Medical Center), Series
                 1996A, 3.900%, 6/01/26+

       4,600   Health and Educational Facilities Authority of the State of Missouri, Variable Rate            VMIG-1      4,600,000
                 Demand Bonds, Health Facilities Revenue Bonds (Bethesda Barclay), Series 1996A, 4.000%,
                 8/15/26+

       2,150   Health and Educational Facilities Authority of the State of Missouri, School District           SP-1+      2,155,690
                 Advance Funding, Series 1999L, Windsor C-1 School District, 4.250%, 9/19/00

       8,000   State Environmental Improvement and Energy Resources Authority of Missouri, Unit Priced        VMIG-1      8,000,000
                 Demand Adjustable Pollution Control Revenue Bonds, Series 1985A (Union Electric
                 Company), Commercial Paper, 3.250%, 3/07/00

       4,000   The Industrial Development Authority of the County of Jackson, State of Missouri,              VMIG-1      4,000,000
                 Variable Rate Demand Recreational Facilities Revenue Bonds (YMCA of Greater Kansas
                 City Project), Series 1996A, 4.000%, 11/01/16+

-----------------------------------------------------------------------------------------------------------------------------------
               Montana - 2.1%

       5,000   Forsyth, Montana, Pollution Control Revenue Bonds (Pacificorp Colstrip), Variable                 N/R      5,000,000
                 Rate Demand Bonds, Series 1986, 3.950%, 12/01/16+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 2.1%

       5,000   New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Hunt             A-1      5,000,000
                 Community Issue, Series 1996, Variable Rate Demand Bonds, 3.900%, 5/01/26+

-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.5%

       1,150   New Jersey Economic Development Authority, Economic Development Bonds (AJV Holdings,              N/R      1,150,000
                 L.L.C. - 1999 Project), Variable Rate Demand Bonds, 4.000%, 12/01/14+ (Alternative
                 Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Ohio - 14.2%

       1,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Notes (Mortgage Backed                MIG-1      1,000,000
                 Securities Program), 2000 Series A-2, 4.050%, 9/01/00 (Alternative Minimum Tax)

       2,500   Avon Local School District, Lorain County, Bond Anticipation Notes, Series 1999,                  N/R      2,504,543
                 School Improvement Bonds (General Unlimited Tax), 4.640%, 6/15/00

Portfolio of Investments

February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

     $ 7,000   Cuyahoga County, Ohio, Multifamily Revenue Bonds (National Terminal Apartments Project),          A-1    $ 7,000,000
                 Series 1999A, Variable Rate Demand Bonds, 4.010%, 7/01/29+

       5,005   County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities Revenue Bonds (The         VMIG-1      5,005,000
                 Commons of Providence Project), Series 1996 B, Variable Rate Demand Bonds, 3.960%,
                 10/01/21+

       3,300   Fairborn City School District, Greene County, Bond Anticipation Notes, Series 1999,               N/R      3,306,879
                 School Improvement Bonds (General Unlimited Tax), 4.400%, 9/14/00

       3,315   County of Franklin, Ohio, Floating Rate Demand Hospital Financing Revenue Bonds, Series           N/R      3,315,000
                 1993 (Traditions at Mill Run Project), Variable Rate Demand Bonds, 4.040%, 11/01/14+

       3,000   Kings Local School District, Ohio, Bond Anticipation Notes, Series 1999, 4.190%, 3/01/00          N/R      3,000,000

       6,500   Lorain County, Ohio, Industrial Development Multiple Mode Revenue Bonds (Skill Tools              N/R      6,500,000
                 Project), Variable Rate Demand Bonds, Series 1999, 4.100%, 8/01/14+ (Alternative Minimum
                 Tax)

       2,610   City of Parma, Ohio, Adjustable Rate Industrial Development Revenue Bonds, Series 1999 (FDC       N/R      2,610,000
                 Realty Project), Variable Rate Demand Bonds, 4.060%, 12/01/19+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------

               Oregon - 1.2%

       3,000   Multnomah County School District 1J, Portland (Oregon), Series 1999, Tax and Revenue            MIG-1      3,004,803
                 Anticipation Notes, 4.000%, 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 2.1%

       2,175   Butler County Industrial Development Authority (Pennsylvania), Industrial Development             N/R      2,175,000
                 Revenue Bonds (Wise Business Forms Project), Series 1997, Variable Rate Demand Bonds,
                 3.960%, 8/01/18+

       3,000   Philadelphia School District, Tax and Revenue Anticipation Notes, Series 1999, 4.000%,          MIG-1      3,005,266
                 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.6%

       4,000   The Industrial Development Board of the City of Memphis and County of Shelby, Tennessee,          N/R      4,000,000
                 Industrial Development Refunding Revenue Bonds, Series 1999 (Techno Steel Corp.) (Tomen
                 Corporation Guarantor), Variable Rate Demand Bonds, 4.140%, 10/01/11+ (Alternative Minimum
                 Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 8.0%

       7,000   Brownsville, Texas, Utilities System, Commercial Paper Notes, Series A, 3.800%, 4/14/00          A-1+      7,000,000

       2,000   Brownsville, Texas, Utilities System, Commercial Paper Notes, Series A, 3.550%, 5/19/00          A-1+      2,000,000

       7,900   Midlothian Industrial Development Corporation, Exempt Facilities Revenue Bonds (Texas          VMIG-1      7,900,000
                 Industries, Inc. Project), Variable Rate Demand Bonds, Series 1999, 3.950%, 5/01/29+
                 (Alternative Minimum Tax)

       2,500   Sabine River Authority of Texas, Collateralized Pollution Control, Variable Rate Demand          A-1+      2,500,000
                 Bonds (Texas Utilities Electric Company), 3.900%, 4/01/30+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Vermont - 1.3%

       3,195   Vermont Economic Development Authority, Variable Rate Demand Revenue Bonds (Vermont Pure          N/R      3,195,000
                 Springs, Inc. Project), 1999 Series A, 4.000%, 1/01/20+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.9%

       2,235   Virginia Small Business Financing Authority, Variable Rate Demand Industrial Development          N/R      2,235,000
                 Revenue Bonds, Series 1999 (Coral Graphic Services of Virginia, Inc. Project), 4.000%,
                 11/01/06+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Washington - 7.6%

       4,400   Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds, Series           A-2      4,400,000
                 1984 (Adventist Health System-West/Walla Walla General Hospital), 3.710%, 9/01/09+

       1,720   Washington State Housing Finance Commission, Variable Rate Demand Multifamily Revenue             A-1      1,720,000
                 Bonds (LTC Properties, Inc. Project), Series 1995, 4.100%, 12/01/15+ (Alternative
                 Minimum Tax)

       1,775   Washington State Housing Finance Commission, Variable Rate Demand Multifamily Revenue             A-1      1,775,000
                 Bonds (Summer Ridge Apartments Project), Series 1999A, 4.150%, 12/02/29+ (Alternative
                 Minimum Tax)

       5,000   Washington State Housing Finance Commission, Multifamily Revenue Bonds, Series 1999A              A-1      5,000,000
                 (Regency Park Apartments Project), Variable Rate Demand Bonds, 4.150%, 10/01/29+
                 (Alternative Minimum Tax)


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

     $ 2,500   Lake Tapps Parkway Properties, Washington, Special Revenue Bonds, Series 1999B,                VMIG-1    $ 2,500,000
                 Variable Rate Demand Bonds, 3.900%, 12/01/19+

       3,000   Port Benton Economic Development Corporation, Washington, Solid Waste Revenue                     N/R      3,000,000
                 Bonds, Series 1999B (ATG Inc. Project), Variable Rate Demand Bonds, 4.000%,
                 11/01/14+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 6.0%

       7,600   Wisconsin Health and Educational Facilities Authority, Commercial Paper (Alexian               VMIG-1      7,600,000
                 Village of Milwaukee, Inc.-Refinancing), Series 1988A, 3.600%, 3/28/00

       3,000   Wisconsin Health and Educational Facilities Authority, Adjustable Put Option Revenue              A-1      3,000,000
                 Bonds, Series 1997 (Froedtert Memorial Lutheran Hospital Trust), 3.980%, 4/01/27+

       2,910   City of Milwaukee, Wisconsin, Variable Rate Demand Industrial Development Revenue                 N/R      2,910,000
                 Bonds, Series 1998 (Midwest Express Airlines, Inc. Project), 4.050%, 8/01/30+
                 (Alternative Minimum Tax)

       1,150   City of New Berlin, Wisconsin, Adjustable Rate Industrial Development Revenue Bonds,              N/R      1,150,000
                 Series 1992 (Wenninger Project), 4.000%, 4/01/07+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
    $242,088   Total Investments - 99.8%                                                                                242,138,555
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.2%                                                                         559,931
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $242,698,486
               ====================================================================================================================



     *  Ratings (not covered by the report of independent public accountants):
        Using the higher of Standard & Poor's or Moody's rating.

   N/R  Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen California Tax-Exempt Money Market Fund
February 29, 2000

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Capital Goods - 5.4%

     $ 3,000   California Pollution Control Financing Authority, Solid Waste Disposal, Series                 VMIG-1    $ 3,000,000
                 1994A (Western Waste Industries), Variable Rate Demand Revenue Bonds, 2.750%,
                 10/01/06+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 5.4%

       3,000   San Dimas Industrial Development Revenue Bonds (Bausch & Lomb Incorporated), Series               N/R      3,000,000
                 1985, Variable Rate Demand Bonds, 4.050%, 12/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 13.5%

       2,500   California Health Facilities Financing Authority, Hospital Revenue Bonds, Series 1998A         VMIG-1      2,500,000
                 (Adventist Health System West), Variable Rate Demand Bonds, 3.200%, 9/01/28+

       2,500   California Health Facilities Authority (St. Joseph Health System), Series 1991B, Variable      VMIG-1      2,500,000
                 Rate Demand Bonds, 3.200%, 7/01/09+

       2,500   The City of Newport Beach (Orange County, California), Series 1992 (Hoag Memorial              VMIG-1      2,500,000
                 Presbyterian Hospital), Variable Rate Demand Bonds, 3.250%, 10/01/22+

-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 11.8%

       2,570   City of Chico, California, Multifamily Housing Revenue Refunding Bonds, Series 1995A              N/R      2,570,000
                 (Sycamore Glen Project), Variable Rate Demand Bonds, 4.150%, 4/07/14+

       1,000   Los Angeles Community Redevelopment Agency, Multifamily Housing Revenue, Series 1985           VMIG-2      1,000,000
                 (Skyline at South Park Apartments - Phase II), Variable Rate Demand Bonds, 5.550%,
                 12/01/05+

       3,000   Housing Authority of the County of Santa Cruz, Variable Rate Demand Bonds, Multifamily           A-1+      3,000,000
                 Housing Revenue Bonds (Paloma del Mar Apartments), 1992 Issue A, 2.850%, 6/01/22+
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 3.7%

       2,030   Industrial Development Authority of the County of Riverside, California, Variable                A-1+      2,030,000
                 Rate Demand Bonds, Industrial Development Revenue Bonds, Series 1997 (Merrick Engineering,
                 Inc. Project), 3.000%, 3/01/27+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 18.3%

       2,000   State of California, Commercial Paper Notes, General Obligation, 3.000%, 3/10/00                 A-1+      2,000,000

       2,400   Hillsborough City School District (County of San Mateo, California), 1999 Tax and Revenue       SP-1+      2,409,011
                 Anticipation Notes, 4.250%, 8/30/00

       2,000   Millbrae School District (County of Mateo, California), Tax and Revenue Anticipation            SP-1+      2,003,832
                 Notes, Series 1999, 4.000%, 6/30/00

       2,500   City of Ontario (County of San Bernardino, California), 1999 Tax and Revenue Anticipation       SP-1+      2,504,633
                 Notes, 4.000%, 6/30/00

       1,250   San Carlos School District (County of San Mateo, California), 1999 Tax and Revenue              SP-1+      1,252,397
                 Anticipation Notes, 4.000%, 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 12.6%

       2,000   Hacienda La Puente Unified School District, Certificates of Participation, Adult Education     VMIG-1      2,000,000
                 Facility Financing Project, Series 1999, Variable Rate Demand Obligations, 2.550%,
                 10/01/09+

       2,000   Orange County Improvement Bond Act of 1915, Irvine Coast Assessment District No. 88-1,         VMIG-1      2,000,000
                 Limited Obligation Improvement, Variable Rate Demand Bonds, 3.200%, 9/02/18+

       3,000   San Joaquin County Transportation Authority, Sales Tax Revenue, Commercial Paper Notes,          A-1+      3,000,000
                 3.150%, 3/16/00

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Transportation - 9.1%

     $ 2,000   San Diego Unified Port District, Subordinate Airport Revenue (Lindberg Field),             A-1+    $ 2,000,000
                 Series B, Commercial Paper Notes, 2.800%, 3/06/00

       3,025   San Francisco Airport Commission, Commercial Paper Notes, 3.300%, 4/04/00                        A-1+      3,025,000

-----------------------------------------------------------------------------------------------------------------------------------
               Utilities - 13.5%

       2,500   California Pollution Control Financing Authority, Pollution Control Refunding Revenue            A-1+      2,500,000
                 Bonds (Pacific Gas and Electric Company), 1997 Series B, Variable Rate Demand Bonds,
                 3.150%, 11/01/26+ (Alternative Minimum Tax)

       2,500   Los Angeles Department of Water and Power, Electric Plant, Commercial Paper Notes,               A-1+      2,500,000
                 2.750%, 4/13/00

       2,500   Sacramento Municipal Utility District, Commercial Paper Notes, 2.650%, 5/12/00                 VMIG-1      2,500,000

-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 6.1%

       3,360   Hillsborough (California), Certificates of Participation, Water and Sewer System Project,         A-1      3,360,000
                 Series 1995A, Variable Rate Demand Bonds, 3.850%, 6/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
     $55,135   Total Investments - 99.4%                                                                                 55,154,873
===============--------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.6%                                                                         358,805
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $55,513,678
               ====================================================================================================================


     *  Ratings (not covered by the report of independent public accountants):
        Using the higher of Standard & Poor's or Moody's rating.

   N/R  Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                    Portfolio of Investments

                    Nuveen New York Tax-Exempt Money Market Fund
                    February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Consumer Cyclicals - 3.2%

     $ 1,000   Dutchess County Industrial Development Agency, Industrial Development Revenue Bonds               A-1    $ 1,000,000
                 (Toys "R" Us - NYTEX Inc. Facility), Series 1984, Variable Rate Demand Bonds, 3.975%,
                 11/01/19+

-----------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 17.4%

       1,300   Dormitory Authority of the State of New York, New York Founding Charitable Corporation         VMIG-1      1,300,000
                 Revenue Bonds, Series 1997, Variable Rate Demand Bonds, 3.750%, 7/01/12+

       1,400   Madison County Industrial Development Agency (New York), Civic Facility Revenue, Series           A-2      1,400,000
                 1999 (Cazenovia College), Variable Rate Demand Bonds, 4.100%, 6/01/19+

       1,400   County of Monroe Industrial Development Agency, New York, Variable Rate Demand Revenue         VMIG-1      1,400,000
                 Bonds (CHF - Rochester, L.L.C. - Rochester Institute of Technology Project), Series
                 1999A, 3.850%, 6/01/29+

       1,400   New York City Industrial Development Agency, Revenue Bonds, Series 1989, Audubon Society,        A-1+      1,400,000
               Variable Demand Revenue Bonds, 3.700%, 12/01/14+

-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 7.6%

       1,000   New York State Dormitory Authority, Sloan Kettering Cancer Center, Series 1989C, Variable      VMIG-1      1,000,000
                 Rate Demand Revenue Bonds, 3.700%, 7/01/19+

       1,400   New York State Housing Finance Agency, The Hospital for Special Surgery, Series 1985A, HSS     VMIG-1      1,400,000
                 Properties Corporation, Variable Rate Demand Bonds, 3.800%, 11/01/10+

-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 15.2%

       1,000   New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds          A-1+      1,000,000
                 (Brittany Development), 1999 Series A, Variable Rate Demand Bonds, 3.800%, 6/15/29+
                 (Alternative Minimum Tax)

       1,000   New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds          A-1+      1,000,000
                 (One Columbus Place Development), 1998 Series A, Variable Rate Demand Bonds, 3.800%,
                 11/15/28+ (Alternative Minimum Tax)

       1,400   New York State Housing Finance Agency, Housing Revenue, Series 1995A (East 84th Street),       VMIG-1      1,400,000
                 Variable Rate Demand Bonds, 3.800%, 11/01/28+ (Alternative Minimum Tax)

       1,400   New York City Housing Development Corporation (Upper Fifth Avenue Project), Variable           VMIG-1      1,400,000
                 Rate Demand Bonds, 3.800%, 1/01/16+

-----------------------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 2.5%

         800   Guilderland Industrial Development Agency, Variable Rate Demand Revenue Bonds (Northeastern       P-1        800,000
                 Industrial Park Project), Series 1993A, 3.800%, 12/01/08+

-----------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 6.6%

         700   New York State Dormitory Authority, Revenue Bonds, Series 1995 (Beverwyck Inc.), Variable      VMIG-1        700,000
                 Rate Demand Bonds, 3.850%, 7/01/25+

       1,400   County of Otsego Industrial Development Agency (New York), Civic Facility Revenue Bonds           A-2      1,400,000
                 (St. James Retirement Community Project - Letter of Credit Secured), Series 1998A,
                 Variable Rate Demand Bonds, 3.800%, 8/01/28+

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 31.3%

       1,400   State of New York, General Obligation Environmental Quality, Commercial Paper Notes,             A-1+      1,400,000
                 Series 1997A, 3.500%, 3/09/00

       1,400   Town of Hempstead, Nassau County, New York, Bond Anticipation Notes, Series 1999D,                N/R      1,401,550
                 4.250%, 5/09/00

       1,000   Mahopac Central School District, Putnam County, Bond Anticipation Notes, Series 2000A,            A-1      1,002,450
                 4.500%, 9/01/00 (WI)

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

     $ 1,300   City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate Demand         VMIG-1    $ 1,300,000
                 Bonds, 3.750%, 8/15/05+

       1,400   City of New York, General Obligation Bonds, Variable Rate Demand Bonds, Fiscal 1996            VMIG-1      1,400,000
                 Series J - Subseries J3, 3.800%, 2/15/16+

       1,000   Patchogue-Medford Union Free School District, Suffolk County, New York, Tax                     MIG-1      1,001,533
                 Anticipation Notes for 1999-2000, 4.250%, 6/28/00

       1,400   County of Schenectady, New York, Bond Anticipation Notes, Series 1999A, 4.25%, 3/22/00            N/R      1,400,359

       1,000   County of Westchester, New York, General Obligation Serial Bonds, 1997 Series D, 4.625%,          Aaa      1,005,312
                 11/15/00

-----------------------------------------------------------------------------------------------------------------------------------
               Transportation - 9.2%

       1,400   Metropolitan Transit Authority, New York, Transit Facilities, Commercial Paper Notes,            A-1+      1,400,000
                 3.700%, 6/09/00

         700   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series           A-1+        700,000
                 2, Variable Rate Demand Bonds, 3.750%, 5/01/19+

         800   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series         VMIG-1        800,000
                 4, Variable Rate Demand Bonds, 3.850%, 4/01/24+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Utilities - 8.8%

       1,400   New York State Energy Research and Development Authority (Niagara Mohawk Power                    P-1      1,400,000
                 Corporation), Pollution Control Revenue, Variable Rate Demand Bonds, Series 1986A,
                 3.800%, 12/01/26+ (Alternative Minimum Tax)

       1,400   Long Island Power Authority (New York), Electric System Revenue Bonds, Series 6 of 1998,       VMIG-1      1,400,000
                 Subordinate Lien, Variable Rate Demand Obligations, 3.700%, 5/01/33+

-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 1.6%

         500   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,         VMIG-1        500,000
                 Fiscal 1996 Series A, Variable Rate Demand Bonds, 3.900%, 6/15/25+

-----------------------------------------------------------------------------------------------------------------------------------
     $32,700   Total Investments - 103.4%                                                                                32,711,204
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (3.4)%                                                                    (1,065,028)
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $31,646,176
               ====================================================================================================================


           * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

           N/R  Investment is not rated.

           + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

           (WI) Security purchased on a when-issued basis (note 1).


                                 See accompanying notes to financial statements.

Statement of Net Assets
February 29, 2000

                                                                                            Municipal   California     New York
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized cost, which approximates
     market value                                                                        $242,138,555  $55,154,873  $32,711,204
Cash                                                                                               --       47,340           --
Receivables:
     Fund manager                                                                             438,199       32,887       14,553
     Interest                                                                               1,118,694      303,375      143,104
     Investments sold                                                                         100,000      175,000           --
Other assets                                                                                    1,625          181          274
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                         243,797,073   55,713,656   32,869,135
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                142,667           --       78,753
Payable for investments purchased                                                                  --           --    1,002,450
Accrued expenses:
     12b-1 fees                                                                               185,713       58,063       31,886
     Other                                                                                    241,475       47,497       41,118
Dividends payable                                                                             528,732       94,418       68,752
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                      1,098,587      199,978    1,222,959
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                              $242,698,486  $55,513,678  $31,646,176
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                        242,698,486   55,513,678   31,646,176
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net assets divided
     by shares outstanding)                                                              $       1.00  $      1.00  $      1.00
-----------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended February 29, 2000


                                                                             Municipal       California*        New York**
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                           $8,909,172        $1,192,029        $1,072,749
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                              1,241,259           149,466           130,249
12b-1 fees                                                                     333,532            68,137            58,581
Shareholders' servicing agent fees and expenses                                600,091            29,337            43,546
Custodian's fees and expenses                                                   57,687            24,461            21,277
Trustees' fees and expenses                                                      4,800               157               178
Professional fees                                                              110,931            29,323            18,140
Shareholders' reports - printing and mailing expenses                          156,292            29,859            10,470
Federal and state registration fees                                             22,954             3,460               188
Portfolio insurance expense                                                     25,832             2,489             2,330
Other expenses                                                                  27,589            14,997             3,926
---------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement         2,580,967           351,686           288,885
     Custodian fee credit                                                       (1,418)           (1,321)           (1,291)
     Expense reimbursement                                                    (657,154)         (131,921)         (101,182)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                 1,922,395           218,444           186,412
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        6,986,777           973,585           886,337
Net realized gain from investment transactions                                      --                --                --
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  $6,986,777        $  973,585        $  886,337
---------------------------------------------------------------------------------------------------------------------------

* California includes the operations of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the operations of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

**New York includes the operations of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through the close of business on June 25, 1999, and the operations of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.


                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                                                   Municipal
----------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended      Year Ended
                                                                                              2/29/00         2/28/99
----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                   $   6,986,777   $   7,273,829
Net realized gain from investment transactions                                                     --              --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  6,986,777       7,273,829
----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                                              (6,986,777)     (7,273,829)
----------------------------------------------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                          163,405,512     159,407,682
Net proceeds from shares issued to shareholders due to reinvestment of distributions        6,413,805       6,997,731
----------------------------------------------------------------------------------------------------------------------
                                                                                          169,819,317     166,405,413
Cost of shares redeemed                                                                  (179,474,987)   (184,774,094)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                              (9,655,670)    (18,368,681)
Net assets at the beginning of year                                                       252,354,156     270,722,837
----------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                           $ 242,698,486   $ 252,354,156
----------------------------------------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

                                                                     California
--------------------------------------------------------------------------------
                                                             Year Ended 2/29/00*
--------------------------------------------------------------------------------
Operations
Net investment income                                             $     973,585
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              973,585
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (973,585)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from shares issued in the reorganization
     of Nuveen California Tax-Free Money Market Fund
     Institutional Series                                             3,634,486
Net proceeds from sale of shares                                    103,596,018
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               615,227
--------------------------------------------------------------------------------
                                                                    107,845,731
Cost of shares redeemed                                            (166,093,543)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       (58,247,812)
Net assets at the beginning of year                                 113,761,490
--------------------------------------------------------------------------------
Net assets at the end of year                                     $  55,513,678
--------------------------------------------------------------------------------

*The year ended February 29, 2000, information includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.


                                                                     California
--------------------------------------------------------------------------------
                                                             Year Ended 2/28/99
--------------------------------------------------------------------------------
                                                                   Service Plan
                                                                         Series
--------------------------------------------------------------------------------
Operations
Net investment income                                             $   2,778,800
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                            2,778,800
--------------------------------------------------------------------------------
Distributions to Shareholders                                        (2,778,800)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                    295,788,047
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                             2,604,802
--------------------------------------------------------------------------------
                                                                    298,392,849
Cost of shares redeemed                                            (271,546,956)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                   26,845,893
Net assets at the beginning of year                                  86,915,597
--------------------------------------------------------------------------------
Net assets at the end of year                                     $ 113,761,490
--------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

                                                                        New York
--------------------------------------------------------------------------------
                                                             Year Ended 2/29/00*
--------------------------------------------------------------------------------
Operations
Net investment income                                              $    886,337
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              886,337
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (886,337)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from shares issued in the reorganization of
     Nuveen New York Tax-Free Money Market Fund
     Service Plan series                                              1,473,077
Net proceeds from shares issued in the reorganization of
     Nuveen New York Tax-Free Money Market Fund
     Institutional series                                                16,667
Net proceeds from sale of shares                                     40,147,717
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               832,491
--------------------------------------------------------------------------------
                                                                     42,469,952
Cost of shares redeemed                                             (43,930,385)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                   (1,460,433)
Net assets at the beginning of year                                  33,106,609
--------------------------------------------------------------------------------
Net assets at the end of year                                      $ 31,646,176
--------------------------------------------------------------------------------

*The year ended February 29, 2000, information includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                        New York
--------------------------------------------------------------------------------
                                                              Year Ended 2/28/99
--------------------------------------------------------------------------------
                                                               Distribution Plan
                                                                          Series
--------------------------------------------------------------------------------
Operations
Net investment income                                              $    835,048
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              835,048
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (835,048)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                     16,651,466
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               810,058
--------------------------------------------------------------------------------
                                                                     17,461,524
Cost of shares redeemed                                             (13,209,032)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                    4,252,492
Net assets at the beginning of year                                  28,854,117
--------------------------------------------------------------------------------
Net assets at the end of year                                      $ 33,106,609
--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies

The money market funds (the "Funds") covered in this report are Nuveen Municipal Money Market Fund ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Market Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorganization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a series of the Nuveen Money Market Trust, an open-end management series investment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 29, 2000, the dollar-weighted average life was 27.37 days for Municipal, 31.52 days for California, and 29.01 days for New York).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2000, New York had an outstanding when-issued purchase commitment of $1,002,450. There were no such outstanding purchase commitments in either Municipal or California.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. The Fund may also distribute, from time to time, net ordinary taxable income and/or capital gains.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its tax-exempt net investment income, taxable ordinary income and/or net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 29, 2000, have been designated Exempt Interest Dividends. Net ordinary taxable income and net realized capital gain distributions, if any, are subject to federal taxation.

12b-1 Plan

Effective after the close of business on June 25, 1999, each Fund pays a fee to reimburse John Nuveen & Co., Incorporated ("Nuveen"), a wholly owned subsidiary of the John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discretion, and may retain any portion of the 12b-1 fees not paid to such firms.

Insurance Commitments

Effective April 1, 1999, the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolio caused by the default of securities owned by the Funds. This policy replaces a similar insurance policy from MBIA Insurance Corp. The insurance covers substantially all of the Funds' investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Funds pay the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Funds maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 29, 2000.

Custodian Fee Credit

Each Fund has an agreement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 29, 2000, were as follows:

                  Municipal        California*       New York**
----------------------------------------------------------------
Purchases        $712,414,542      $277,036,747      $78,781,139
Sales             721,330,000       396,669,150       81,280,000
----------------------------------------------------------------

*The securities transactions include the purchases and sales (including maturities) of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the purchases and sales (including maturities) of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

**The securities transactions include the purchases and sales (including maturities) of the Nuveen New York Tax-Free Money Market Fund through the close of business on June 25, 1999, and the purchases and sales (including maturities) of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

At February 29, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 29, 2000, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets

At February 29, 2000, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                      Municipal       California     New York
--------------------------------------------------------------------------------
Capital paid in                       $  242,698,486  $55,539,244    $31,646,176
Accumulated net realized gain (loss)
     from investment transactions                 --      (25,566)            --
--------------------------------------------------------------------------------
Net assets                            $  242,698,486  $55,513,678    $31,646,176
--------------------------------------------------------------------------------
Authorized shares                      2,000,000,000    Unlimited      Unlimited
--------------------------------------------------------------------------------

4. Management Fees and Other Transactions with Affiliates

Prior to the close of business on June 25, 1999, under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                      Management Fees
                                 -------------------------
Average Daily Net Assets          Municipal        CA, NY
----------------------------------------------------------
For the first $500 million        .500 of 1%    .400 of 1%
For the next $500 million         .475 of 1     .375 of 1
For net assets over $1 billion    .450 of 1     .350 of 1
----------------------------------------------------------

Prior to the close of business on June 25, 1999, pursuant to the management agreements, the Adviser was obligated to reduce the management fee or assume certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net assets of Municipal, and
 .55 of 1% of the average daily net assets of California and New York.

Effective after the close of business on June 25, 1999, as approved by shareholders, the management fee was as follows:

                                       Management Fees
                                  --------------------------
Average Daily Net Assets           Municipal         CA, NY
------------------------------------------------------------
For the first $125 million        .5000 of 1%    .4000 of 1%
For the next $125 million         .4875 of 1     .3875 of 1
For the next $250 million         .4750 of 1     .3750 of 1
For the next $500 million         .4625 of 1     .3625 of 1
For the next $1 billion           .4500 of 1     .3500 of 1
For net assets over $2 billion    .4250 of 1     .3250 of 1
------------------------------------------------------------

Although not obligated to do so pursuant to the new advisory agreements, the Adviser may for limited periods of time voluntarily agree to reimburse certain expenses of the Funds and has agreed to limit the total operating expenses of the Funds to .75 of 1% of the average daily net assets of Municipal and .55 of 1% of the average daily net assets of California and New York through December 31, 1999.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition

At February 29, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                     Municipal   California   New York
-----------------------------------------------------------------------
Basic Materials                              8%          --%        --%
Capital Goods                               10            5         --
Consumer Cyclicals                           5           --          3
Consumer Staples                             2            5         --
Education and Civic Organizations           11           --         17
Health Care                                 10           14          7
Housing/Multifamily                         10           12         15
Industrial/Other                             9            4          2
Long-Term Care                              11           --          6
Tax Obligation/General                      11           18         30
Tax Obligation/Limited                       1           13         --
Transportation                               1            9          9
Utilities                                   11           14          9
Water and Sewer                             --            6          2
-----------------------------------------------------------------------
                                           100%         100%       100%
-----------------------------------------------------------------------

At February 29, 2000, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (90% for Municipal, 85% for California, and 82% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

              Financial Highlights

              Selected data for a share outstanding throughout each period:

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------
                                                                       Before Credit/            After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
MUNICIPAL                                                           Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
  2000     $1.00      $.03       $(.03)      $1.00  2.79%  $242,698   1.03%      2.53%       .77%       2.79%      .77%      2.79%
  1999      1.00       .03        (.03)       1.00  2.85    252,354    .80       2.79        .75        2.84       .75       2.84
  1998      1.00       .03        (.03)       1.00  3.02    270,723    .81       2.96        .75        3.02       .75       3.02
  1997      1.00       .03        (.03)       1.00  2.87    304,087    .80       2.82        .75        2.87       .75       2.87
  1996      1.00       .03        (.03)       1.00  3.23    339,662    .79       3.18        .75        3.22       .75       3.22
------------------------------------------------------------------------------------------------------------------------------------

(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------
                                                                      Before Credit/             After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
CALIFORNIA*                                                         Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
2000(c)    $1.00      $.03       $(.03)      $1.00  2.65%  $ 55,514    .93%      2.23%       .58%       2.58%      .58%      2.58%
1999        1.00       .03        (.03)       1.00  2.81    113,761    .59       2.75        .55        2.79       .55       2.79
1998        1.00       .03        (.03)       1.00  3.13     86,916    .58       3.09        .55        3.12       .55       3.12
1997        1.00       .03        (.03)       1.00  2.94     95,306    .59       2.89        .55        2.93       .55       2.93
1996        1.00       .03        (.03)       1.00  3.32     70,722    .56       3.28        .54        3.30       .54       3.30
------------------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------

                                                                       Before Credit/            After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
NEW YORK*                                                           Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
2000(c)    $1.00      $.03       $(.03)      $1.00  2.73%  $ 31,646    .89%      2.41%       .58%       2.72%      .57%      2.72%
1999        1.00       .03        (.03)       1.00  2.73     33,107    .72       2.54        .55        2.71       .55       2.71
1998        1.00       .03        (.03)       1.00  3.10     28,854    .89       2.75        .55        3.09       .55       3.09
1997        1.00       .03        (.03)       1.00  2.90     26,116    .92       2.52        .55        2.89       .55       2.89
1996        1.00       .03        (.03)       1.00  3.20     31,631    .94       2.80        .55        3.19       .55       3.19

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

Report of Independent Public Accountants


To the Board of Directors/Trustees and Shareholders of Nuveen Municipal Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund:


We have audited the accompanying statements of net assets of Nuveen Municipal Money Market Fund (a Maryland Corporation), Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund (each a series of the Nuveen Money Market Trust) (a Massachusetts business Trust), including the portfolios of investments, as of February 29, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers, and when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Municipal Money Markey Fund, Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund as of February 29, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP

Chicago, Illinois
April 14, 2000

Shareholder Meeting Report
A special shareholder meeting was held in Chicago, Illinois on June 4, 1999

                                             Municipal    California    New York
--------------------------------------------------------------------------------
Approval of the Directors/Trustees
     was reached as follows:
Robert P. Bremner
     For                                     147,093,944  59,113,169  15,194,075
     Withhold                                  4,061,638   1,919,061     316,066
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Lawrence H. Brown
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Anne E. Impellizzeri
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Peter R. Sawers
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
William J. Schneider
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Timothy R. Schwertfeger
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Judith M. Stockdale
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Ratification of auditors was reached
     as follows:
     For                                     138,560,834  53,840,864  14,799,429
     Against                                   3,174,394   3,063,841     130,944
     Abstain                                   9,420,354   4,127,525     579,768
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Approval of new investment management
     agreement:
     For                                     129,260,136  46,178,389  13,977,012
     Against                                   7,871,753  10,782,780     587,586
     Abstain                                  10,220,629   4,057,102     841,070
     Broker Non-Vote                           3,803,064      13,959     104,473
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------

                                           Municipal    California      New York
--------------------------------------------------------------------------------
Approval of new Rule 12B-1 plan:
                                                      Service Plan  Service Plan
                                                            Series        Series
                                                      ------------- ------------
     For                                 123,428,990    12,791,022       875,823
     Against                              11,925,115     1,679,673        40,695
     Abstain                              11,998,412            --       177,290
     Broker Non-Vote                       3,803,065        12,626        49,075
--------------------------------------------------------------------------------
     Total                               151,155,582    14,483,321     1,142,883
--------------------------------------------------------------------------------
                                                      Distribution  Distribution
                                                       Plan Series   Plan Series
                                                      ------------- ------------
     For                                          --    27,367,030    12,920,231
     Against                                      --    11,959,853       598,979
     Abstain                                      --     4,339,386       775,982
     Broker Non-Vote                              --         1,331        55,399
--------------------------------------------------------------------------------
      Total                                       --    43,667,600    14,350,591
--------------------------------------------------------------------------------
                                                     Institutional Institutional
                                                       Plan Series   Plan Series
                                                     ---------------------------
     For                                          --     2,650,287        16,666
     Against                                      --       231,022            --
     Abstain                                      --            --            --
     Broker Non-Vote                              --            --            --
--------------------------------------------------------------------------------
     Total                                        --     2,881,309        16,666
--------------------------------------------------------------------------------
Approval of plan and agreement of
  reorganization:

     For                                 128,915,984    42,905,192    13,357,820
     Against                               7,097,985    13,833,850     1,166,721
     Abstain                              11,338,548     4,279,231       881,127
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of amendments to the Fund's
  investment objective:

     For                                 129,579,240    44,422,103    14,087,953
     Against                               6,980,755    11,996,643       621,629
     Abstain                              10,792,522     4,599,527       696,086
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of elimination of the Fund's
  fundamental investment policy on
  unseasoned issuers:

     For                                 126,900,773    44,732,732    13,431,154
     Against                               8,204,172    11,366,647     1,240,027
     Abstain                              12,247,572     4,918,894       734,487
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of elimination of the Fund's
  fundamental investment policy on
  limitation on ownership of
  securities:

     For                                 126,807,484    45,973,400    13,371,249
     Against                               8,197,706    10,302,634     1,340,496
     Abstain                              12,347,327     4,742,239       693,923
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------

Fund Information



Board of Directors/Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and Shareholder Services
Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787


Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.


Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

John Nuveen, Sr.
[PHOTO APPEARS HERE]


                            SERVING

                                   INVESTORS

                               FOR GENERATIONS


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Adviser Today

To find out how the Nuveen Innovation Fund might round out your investment portfolio, contact your financial adviser today. Or call Nuveen at (800) 257-8787 for more information. Ask your adviser or call for a prospectus which details risks, fees and expenses. Please read the prospectus carefully before you invest.



NUVEEN
Investments

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

                           PART C--OTHER INFORMATION

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                           PART C--OTHER INFORMATION

Item 23: Exhibits.

     (a) Articles of Incorporation of Registrant, as amended and as currently in effect. Filed as Exhibit 1 to Registrant's
              Registration Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     (a)(1) Amendment to Articles of Incorporation of Registrant designating name change. Filed as Exhibit (a)(1) to Post-Effective Amendment
              No. 19 to the Registrant's Registration Statement on Form N-1A
              (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.
     (b) By-Laws of Registrant as currently in effect. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
     (b)(1)   Amendment to By-Laws of Registrant. Filed as Exhibit (b)(1) to
              Post-Effective Amendment No. 19 to the Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) as filed on June 25,
              1999, and incorporated herein by reference thereto.
     (c)      Not applicable.
     (d)      Investment Management Agreement between Registrant and Nuveen
              Advisory Corp. dated May 1, 1988. Filed as Exhibit 5(a) to Post-
              Effective Amendment No. 14 to the Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) as filed on April 27,
              1995, and incorporated herein by reference thereto.
     (d)(1)   Renewal, dated June 1, 2000, of Investment Management Agreement.
     (e)      Distribution Agreement between Registrant and John Nuveen & Co.
              Incorporated, dated August 2, 1982. Filed as Exhibit 6 to
              Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
     (e)(1)   Renewal, dated July 30, 1999, of Distribution Agreement.
     (f)      Not applicable.
     (g)      Custody Agreement, dated October 1, 1993, between Registrant and
              United States Trust Company of New York. Filed as Exhibit 8 to
              Post-Effective Amendment No. 13 to Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     (g)(1) Letter evidencing assignment of U.S. Trust Company of New York's rights and responsibilities under the Custody Agreement to The
              Chase Manhattan Bank, and is incorporated herein by reference thereto.

     (h).      Transfer Agency Agreement between Registrant and Chase Global
               Funds Services Company, dated August 24, 1998. Filed as Exhibit
               (h) to Post-Effective Amendment No. 19 to the Registrant's
               Registration Statement on Form N-1A (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.
     (i).      Opinion of Morgan, Lewis & Bockius LLP.
     (j).      Consent of Independent Public Accountants.
     (k).      Not applicable.
     (l).      Not applicable.
     (m).      Registrant's 12b-1 Service Plan. Filed as Exhibit (m) to Post-
               Effective Amendment No. 19 to the Registrant's Registration
               Statement on Form N-1A (File No. 2-78736) as filed on June 25,
               1999, and incorporated by reference thereto.
     (n).      Not applicable.
     (o).      Not applicable.
     99(p).    Form of Money Market Fund Insurance Program. Filed as Exhibit
               99(p) to Post-Effective Amendment No. 19 to the Registrant's
               Registration Statement on Form N-1A (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.
     99(s)(1). Certified copy of Resolution of Board of Directors authorizing the signing of the names of officers and directors on the Registration Statement pursuant to power of attorney.
     99(s)(2). Original Powers of Attorney for all of Registrant's Directors authorizing, among others, Gifford R. Zimmerman and Alan G.
               Berkshire to execute the Registration Statement.
     99(s)(3). Code of Ethics and Reporting Requirements.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 2-418 of the General Corporation Law of Maryland provides for Indemni-fication of officers and directors. Article NINTH of the Articles of Incorpo-ration of Registrant provides as follows:

  NINTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employ-ees and agents, and those persons who, at the request of the Corporation serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

  Expenses (including attorneys' fees) incurred in defending a civil or crim-inal action, suit or proceeding (including costs connected with the prepa-ration of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately de-termined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to mak-ing any such advance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking,
  (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found and entitled to indemnification.

  Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfea-sance, bad faith, gross negligence or reckless disregard of the duties in-volved in the conduct of his office ("disabling conduct"), and the Corpora-tion shall not indemnify any of its officers or directors against any lia-bility to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A de-termination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reason-able determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a major-ity of a quorum of directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

                               -----------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the Articles of Incorporation of the Registrant or oth-erwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as ex-pressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or control-ling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling pre-cedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of the Registrant (and of the other management in-vestment companies for which Nuveen Advisory serves as investment adviser) are covered by an Investment Trust Errors and Omissions policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liabil-ity and expenses of claims of wrongful acts arising out of their position with the Registrant (and such other companies), except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the applicable investment company or where he or she had reasonable cause to believe this conduct was unlawful).

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flag-ship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Money Market Trust, and Nuveen Municipal Money Market Fund, Inc. It also serves as investment adviser to the following closed-end manage-ment investment companies: Nuveen Municipal Value Fund, Inc., Nuveen Califor-nia Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Perfor-mance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Op-portunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California In-vestment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Mu-nicipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Flor-ida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportu-nity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured
New York Premium Income Mu     -
nicipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Mu-nicipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium In-come Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Mis-souri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Mu-nicipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, and Nuveen New York Divi-dend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Addi-tional Information.

John P. Amboian is President, formerly Executive Vice-President and Chief Fi-nancial Officer, and Director of Nuveen Advisory Corp., the investment advis-er. Mr. Amboian has, during the last two years, been President, formerly Exec-utive Vice-President and Chief Financial Officer of John Nuveen & Co. Incorpo-rated, the John Nuveen Company and Nuveen Institutional Advisory Corp., Execu-tive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management, Inc.

Item 27: Principal Underwriters

(a) John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Money Market Trust, Nuveen Taxable Funds Inc., Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, regis-tered unit investment trusts. Nuveen has also served as a co-managing under-writer of the shares of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportu-nity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal

Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jer-sey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen In-sured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Munici-pal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Flor-ida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Pre-mium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Mu-nicipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Car-olina Premium Income Municipal Fund, Nuveen California Premium Income Munici-pal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.

(b)

Name and
Principal
Business         Positions and Offices   Positions and Offices
Address          with Underwriter        with Registrant
-------------------------------------------------------------------------------
Timothy R.       Chairman of the Board,  Chairman of the Board,
Schwertfeger     Chief Executive Officer President and Director
333 West Wacker  and Director
Drive
Chicago, IL
60606
John P. Amboian  President and Director  None
333 West Wacker
Drive
Chicago, IL
60606
Alan G.          Senior Vice President   Vice President and Assistant Secretary
Berkshire        and Secretary
333 West Wacker
Drive
Chicago, IL
60606
Robert K. Burke  Vice President          None
333 West Wacker
Drive
Chicago, IL
60606

Peter H. D'Arrigo   Vice President and Treasurer None
333 West Wacker
Drive
Chicago, IL 60606
William Adams IV    Executive Vice President     None
333 West Wacker
Drive
Chicago, IL 60606
Kathleen M.         Vice President               None
Flanagan
333 West Wacker
Drive
Chicago, IL 60606
Stephen D. Foy      Vice President               Vice President and Controller
333 West Wacker
Drive
Chicago, IL 60606
Robert D. Freeland  Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Benjamin T. Fulton  Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Anna R. Kucinskis   Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Robert B. Kuppen-   Vice President               None
heimer
333 West Wacker
Drive
Chicago, IL 60606
Larry W. Martin     Vice President and           Vice President and
333 West Wacker     Assistant Secretary          Assistant Secretary
Drive
Chicago, IL 60606
Thomas C. Muntz     Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Paul C. Williams    Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Margaret E. Wilson  Senior Vice President and    None
333 West Wacker     Corporate Controller
Drive
Chicago, IL 60606
Gifford R. Zimmer-  Vice President and           Vice President and
man                 Assistant Secretary          Secretary
333 West Wacker
Drive
Chicago, IL 60606

Item 28: Location of Account and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, main-tains Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings, contracts and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004, main-tains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not main-tained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

Chase Global Funds Services Company, P.O. Box 5186, New York, New York 10274-5186, will maintain all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration State-ment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to Registration Statement No. 2-78736 to be signed on its behalf by the undersigned, thereunto duly autho-rized, in the City of Chicago, State of Illinois on the 28th day of June, 2000.

                                         NUVEEN MUNICIPAL MONEY MARKET FUND,
                                         INC.

                                              /s/ Gifford R. Zimmerman
                                         --------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signature                     Title                         Date
           ---------                     -----                         ----
     /s/ Stephen D. Foy         Vice President and
-------------------------------  Controller (Principal
        Stephen D. Foy           Financial and                     June 28, 2000
                                 Accounting Officer)



    Timothy R. Schwertfeger     Chairman of the Board,   )
                                 President and Director  )
                                 (Principal Executive    )  By /s/ Gifford R. Zimmerman
                                 Officer)                )     ------------------------
       Robert P. Bremner        Director                 )       Gifford R. Zimmerman
       Lawrence H. Brown        Director                 )         Attorney-in-Fact
     Anne E. Impellizzeri       Director                 )
        Peter R. Sawers         Director                 )         June 28, 2000
     William J. Schneider       Director                 )
      Judith M. Stockdale       Director                 )

An original power of attorney authorizing, among others, Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the other officers and directors of the Registrant has been executed and is filed as an exhibit to this Registration Statement.

                                 EXHIBIT INDEX

Name                                                                   Exhibit
----                                                                   --------
Renewal, dated June 1, 2000, of Investment Management Agreement.......   (d)(1)

Renewal, dated July 30, 1999, of Distribution Agreement...............   (e)(1)

Opinion of Morgan, Lewis & Bockius LLP................................      (i)

Consent of Independent Public Accountants.............................      (j)

Certified copy of Resolution of Board of Directors authorizing the signing of the names of officers and directors on the Registration
 Statement pursuant to power of attorney.............................. 99(s)(1)

Powers of Attorney.................................................... 99(s)(2)

Code of Ethics and Reporting Requirements............................. 99(s)(3)